UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Security – 0.10%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.029% 9/26/33 ϕ	118,296	$134,219
Total Agency Asset-Backed Security
(cost $117,339)		134,219

Agency Collateralized Mortgage Obligations – 2.62%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	12,700	15,128
Series 2002-90 A2
6.50% 11/25/42	27,507	31,262
Series 2004-W11 1A2
6.50% 5/25/44	23,264	28,213
Series 2005-70 PA
5.50% 8/25/35	9,505	10,817
Series 2008-15 SB
6.112% 8/25/36 ●∑	25,185	5,292
Series 2010-129 SM
5.512% 11/25/40 ●∑	158,492	27,184
Series 2011-118 DC
4.00% 11/25/41	347,790	367,848
Series 2012-122 SD
5.612% 11/25/42 ●∑	204,172	46,140
Series 2013-38 AI
3.00% 4/25/33 ∑	139,453	16,809
Series 2013-43 IX
4.00% 5/25/43 ∑	618,497	128,656
Series 2013-44 DI
3.00% 5/25/33 ∑	184,735	24,591
Series 2013-55 AI
3.00% 6/25/33 ∑	271,208	32,164
Series 2014-68 BS
5.662% 11/25/44 ●∑	221,388	47,457
Series 2014-90 SA
5.662% 1/25/45 ●∑	624,116	135,628
Series 2015-27 SA
5.962% 5/25/45 ●∑	85,420	19,340
Series 2015-44 Z
3.00% 9/25/43	192,137	192,614
Series 2016-55 SK
5.517% 8/25/46 ●∑	160,000	42,000
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	41,117	46,264
Series 2326 ZQ
6.50% 6/15/31	34,806	39,721
Series 3123 HT
5.00% 3/15/26	113,030	123,563
Series 3656 PM
5.00% 4/15/40	76,132	84,754
Series 4109 AI
3.00% 7/15/31 ∑	437,411	37,897
Series 4120 IK
3.00% 10/15/32 ∑	334,719	37,767
Series 4146 IA
3.50% 12/15/32 ∑	176,149	25,781
Series 4159 KS
5.669% 1/15/43 ●∑	154,658	37,490
Series 4181 DI
2.50% 3/15/33 ∑	106,111	10,927
Series 4184 GS
5.639% 3/15/43 ●∑	184,246	43,985
Series 4185 LI
3.00% 3/15/33 ∑	70,817	8,221
Series 4191 CI
3.00% 4/15/33 ∑	73,388	9,162
Series 4435 DY
3.00% 2/15/35	157,000	165,056
Series 4592 WT
5.50% 6/15/46	381,428	428,574
Series 4594 SG
5.519% 6/15/46 ●∑	465,328	121,915
Freddie Mac Strips
Series 267 S5
5.519% 8/15/42 ●∑	230,318	52,547
Series 299 S1
5.519% 1/15/43 ●∑	175,374	38,585
Series 326 S2
5.469% 3/15/44 ●∑	122,546	27,994
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
3.288% 5/25/28 ●	250,000	257,243
Series 2016-DNA1 M2
3.388% 7/25/28 ●	250,000	258,404
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	141,546
Series 2013-113 AZ
3.00% 8/20/43	202,986	203,841
Series 2015-133 AL
3.00% 5/20/45	208,000	215,204
Total Agency Collateralized Mortgage
Obligations (cost $3,622,064)		3,587,584

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Agency Commercial Mortgage-Backed Securities – 1.58%
Freddie Mac Multifamily
Structured Pass-Through
Certificates
Series K041 A2 3.171%
10/25/24 ⧫	240,000	$262,928
Series K055 A2 2.673%
3/25/26 ⧫	255,000	268,694
Series K056 A2 2.525%
5/25/26 ⧫	85,000	87,546
Series K716 A2 3.13%
6/25/21 ⧫	100,000	107,341
Series K722 A1 2.183%
5/25/22 ⧫	89,880	92,379
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	90,000	98,359
Series 2011-K14 B 144A
5.167% 2/25/47 #●	50,000	56,312
Series 2011-K15 B 144A
4.948% 8/25/44 #●	55,000	61,145
Series 2012-K18 B 144A
4.255% 1/25/45 #●	50,000	54,665
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	63,349
Series 2012-K23 C 144A
3.656% 10/25/45 #●	30,000	30,036
Series 2012-K708 B 144A
3.751% 2/25/45 #●	110,000	113,845
Series 2012-K708 C 144A
3.751% 2/25/45 #●	25,000	25,048
Series 2013-K30 C 144A
3.557% 6/25/45 #●	25,000	24,097
Series 2013-K33 B 144A
3.503% 8/25/46 #●	45,000	46,557
Series 2013-K35 C 144A
3.942% 8/25/23 #●	20,000	19,810
Series 2013-K712 B 144A
3.369% 5/25/45 #●	130,000	133,531
Series 2013-K712 C 144A
3.369% 5/25/45 #●	250,000	254,837
Series 2013-K713 B 144A
3.165% 4/25/46 #●	75,000	76,594
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	134,963
Series 2014-K716 C 144A
3.953% 8/25/47 #●	155,000	154,511
Total Agency Commercial
Mortgage-Backed
Securities (cost $2,135,320)		2,166,547

Agency Mortgage-Backed Securities – 30.44%
Fannie Mae ARM
2.405% 3/1/38 ●	32,437	33,943
2.413% 5/1/43 ●	26,986	27,869
2.553% 6/1/43 ●	9,582	9,897
2.561% 8/1/34 ●	33,770	35,276
2.913% 7/1/45 ●	35,039	36,468
2.966% 4/1/46 ●	26,119	27,262
3.069% 4/1/44 ●	115,863	120,572
3.21% 4/1/44 ●	44,138	46,257
3.231% 3/1/44 ●	48,953	51,591
3.276% 9/1/43 ●	23,655	24,786
Fannie Mae Relocation 30 yr
5.00% 11/1/33	908	987
5.00% 1/1/34	1,329	1,404
5.00% 11/1/34	3,787	4,109
5.00% 10/1/35	8,905	9,758
5.00% 1/1/36	9,373	10,244
Fannie Mae S.F. 15 yr
2.50% 5/1/31	170,955	177,482
3.00% 11/1/26	264,157	278,797
3.00% 9/1/30	99,884	105,270
3.00% 12/1/30	264,833	279,321
3.00% 2/1/31	250,552	264,083
3.00% 3/1/31	575,512	606,027
3.50% 4/1/26	236,925	252,315
3.50% 7/1/26	16,350	17,365
3.50% 11/1/26	27,491	29,198
3.50% 8/1/29	123,386	130,680
3.50% 4/1/30	61,183	65,531
4.00% 11/1/25	55,649	59,408
4.00% 12/1/26	24,024	25,759
4.00% 1/1/27	269,815	287,637
4.00% 5/1/27	55,177	59,153
4.00% 8/1/27	31,791	34,079
Fannie Mae S.F. 20 yr
3.00% 8/1/33	11,994	12,632
3.00% 8/1/34	28,194	29,622
3.00% 1/1/36	274,818	289,132
3.00% 5/1/36	213,513	224,635
Fannie Mae S.F. 30 yr
3.50% 1/1/43	317,791	336,956
3.50% 2/1/45	313,148	333,064
3.50% 2/1/46	655,258	691,985
3.50% 3/1/46	84,990	89,777
3.50% 5/1/46	151,909	160,471
4.00% 11/1/42	334,302	364,092
4.00% 8/1/43	13,448	14,552
4.00% 4/1/46	576,478	624,685
4.50% 7/1/36	7,718	8,442

2 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 6/1/38	72,502	$79,486
4.50% 4/1/39	80,828	88,047
4.50% 6/1/39	668,658	729,269
4.50% 9/1/39	21,246	23,216
4.50% 11/1/39	65,350	72,675
4.50% 1/1/40	1,018,051	1,122,150
4.50% 4/1/40	92,152	100,867
4.50% 6/1/40	71,349	79,104
4.50% 8/1/40	21,963	24,161
4.50% 9/1/40	104,238	114,128
4.50% 11/1/40	16,523	18,094
4.50% 2/1/41	270,740	296,459
4.50% 3/1/41	20,676	22,641
4.50% 4/1/41	64,016	69,938
4.50% 7/1/41	212,842	235,569
4.50% 8/1/41	38,103	42,448
4.50% 10/1/41	80,060	87,514
4.50% 12/1/41	164,439	179,517
4.50% 1/1/42	662,703	724,237
4.50% 4/1/42	23,183	25,376
4.50% 8/1/42	487,076	535,090
4.50% 9/1/42	610,813	667,491
4.50% 1/1/43	106,685	116,700
4.50% 9/1/43	88,157	96,463
4.50% 10/1/43	496,620	546,973
4.50% 11/1/43	120,428	131,354
4.50% 4/1/44	314,176	342,486
4.50% 5/1/44	58,412	63,657
4.50% 6/1/44	464,946	508,426
4.50% 10/1/44	1,663,024	1,817,762
4.50% 12/1/44	72,981	79,759
4.50% 1/1/45	587,525	640,825
4.50% 2/1/45	323,858	353,924
4.50% 4/1/45	1,027,080	1,124,617
4.50% 3/1/46	34,874	38,453
5.00% 3/1/34	3,480	3,871
5.00% 2/1/35	45,757	50,884
5.00% 10/1/35	26,207	29,056
5.00% 11/1/35	15,185	16,832
5.00% 4/1/37	7,256	8,027
5.00% 8/1/37	1,983	2,201
5.00% 12/1/39	32,949	36,761
5.00% 1/1/40	7,265	8,144
5.00% 11/1/44	421,969	468,202
5.50% 12/1/32	1,519	1,720
5.50% 6/1/33	17,192	19,442
5.50% 9/1/33	165,551	186,913
5.50% 4/1/34	5,548	6,280
5.50% 5/1/34	124,531	141,056
5.50% 7/1/34	3,963	4,492
5.50% 9/1/34	47,928	54,334
5.50% 11/1/34	5,237	5,938
5.50% 12/1/34	217,404	246,371
5.50% 3/1/35	12,755	14,415
5.50% 5/1/35	55,646	63,018
5.50% 6/1/35	4,967	5,566
5.50% 12/1/35	5,574	6,299
5.50% 1/1/36	52,307	59,310
5.50% 4/1/36	163,736	184,744
5.50% 5/1/36	2,545	2,877
5.50% 7/1/36	2,205	2,500
5.50% 9/1/36	142,173	160,937
5.50% 11/1/36	9,493	10,684
5.50% 1/1/37	39,350	44,246
5.50% 2/1/37	19,145	21,532
5.50% 4/1/37	78,219	87,999
5.50% 8/1/37	610,037	690,850
5.50% 9/1/37	54,723	61,492
5.50% 1/1/38	622,878	704,919
5.50% 2/1/38	22,047	24,830
5.50% 6/1/38	92,345	103,815
5.50% 7/1/38	20,266	22,798
5.50% 9/1/38	92,472	104,669
5.50% 1/1/39	167,450	189,847
5.50% 2/1/39	142,996	161,696
5.50% 6/1/39	57,319	64,721
5.50% 10/1/39	62,217	69,975
5.50% 12/1/39	115,208	130,654
5.50% 3/1/40	339,976	385,328
5.50% 7/1/40	72,380	82,016
5.50% 3/1/41	247,132	279,787
5.50% 6/1/41	146,092	165,371
5.50% 9/1/41	523,334	590,013
6.00% 4/1/35	442,364	510,741
6.00% 7/1/35	41,815	47,694
6.00% 6/1/36	2,508	2,872
6.00% 7/1/36	3,166	3,612
6.00% 9/1/36	22,271	25,941
6.00% 12/1/36	2,718	3,121
6.00% 2/1/37	8,603	9,840
6.00% 6/1/37	1,548	1,785
6.00% 7/1/37	1,317	1,502
6.00% 8/1/37	11,453	13,097
6.00% 9/1/37	2,875	3,286
6.00% 11/1/37	441	504
6.00% 5/1/38	90,960	103,944

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/38	8,227	$9,414
6.00% 10/1/38	3,750	4,292
6.00% 11/1/38	6,608	7,588
6.00% 1/1/39	12,553	14,318
6.00% 9/1/39	107,596	122,935
6.00% 10/1/39	190,137	220,530
6.00% 3/1/40	12,187	13,934
6.00% 4/1/40	25,554	29,230
6.00% 9/1/40	10,445	11,946
6.00% 10/1/40	255,153	291,377
6.00% 11/1/40	4,595	5,327
6.00% 5/1/41	206,637	236,534
6.00% 7/1/41	341,674	391,885
7.00% 12/1/33	6,911	8,527
7.00% 5/1/35	445	509
7.00% 6/1/35	2,225	2,301
7.00% 12/1/37	8,196	8,843
7.50% 6/1/31	1,007	1,191
7.50% 6/1/34	9,939	11,690
Fannie Mae S.F. 30 yr TBA
3.00% 8/1/46	6,104,000	6,351,969
3.00% 10/1/46	4,368,000	4,527,705
4.50% 8/1/46	558,000	608,475
Freddie Mac ARM
2.486% 1/1/44 ●	85,576	88,815
2.831% 9/1/45 ●	266,022	276,034
2.944% 10/1/45 ●	70,706	73,937
2.949% 11/1/44 ●	24,239	25,104
3.107% 3/1/46 ●	100,558	105,455
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,490	1,629
Freddie Mac S.F. 20 yr
3.00% 6/1/36	35,721	37,554
Freddie Mac S.F. 30 yr
3.50% 2/1/45	78,673	83,060
3.50% 8/1/45	377,271	401,668
3.50% 11/1/45	67,742	71,520
3.50% 6/1/46	315,546	333,143
4.50% 10/1/35	5,037	5,507
4.50% 4/1/39	11,543	12,689
4.50% 5/1/40	420,318	468,514
4.50% 8/1/40	91,859	100,528
4.50% 3/1/41	79,129	86,591
4.50% 4/1/41	49,123	53,664
4.50% 3/1/42	81,785	89,856
4.50% 7/1/42	116,983	128,795
4.50% 8/1/44	170,831	188,023
4.50% 7/1/45	707,000	773,879
5.00% 6/1/36	117,903	130,862
5.50% 3/1/34	3,289	3,712
5.50% 12/1/34	2,964	3,353
5.50% 11/1/35	5,466	6,162
5.50% 6/1/36	1,818	2,048
5.50% 11/1/36	3,572	3,998
5.50% 12/1/36	904	1,014
5.50% 9/1/37	5,937	6,671
5.50% 4/1/38	282,198	317,449
5.50% 6/1/38	2,301	2,588
5.50% 7/1/38	21,391	24,081
5.50% 6/1/39	21,597	24,259
5.50% 3/1/40	10,298	11,560
5.50% 8/1/40	32,245	36,193
5.50% 1/1/41	10,121	11,382
5.50% 6/1/41	286,753	322,851
6.00% 2/1/36	6,470	7,451
6.00% 1/1/38	3,961	4,535
6.00% 6/1/38	10,528	12,052
6.00% 8/1/38	15,838	18,434
6.00% 5/1/40	34,717	40,057
6.00% 7/1/40	83,737	96,251
7.00% 11/1/33	960	1,157
GNMA I S.F. 30 yr
7.00% 12/15/34	121,890	148,474
GNMA II S.F. 30 yr
5.50% 5/20/37	35,440	39,548
5.50% 4/20/40	36,130	39,649
6.00% 2/20/39	56,423	64,239
6.00% 4/20/46	58,273	66,997
Total Agency Mortgage-Backed Securities
(cost $41,318,983)		41,740,332

Collateralized Debt Obligations – 1.64%
Avery Point III CLO
Series 2013-3A A 144A
2.079% 1/18/25 #●	250,000	247,957
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.186% 7/20/26 #●	500,000	498,418
BlueMountain CLO
Series 2015-2A A1 144A
2.109% 7/18/27 #●	250,000	248,267
Cent CLO 21
Series 2014-21A
A1B 144A
2.124% 7/27/26 #●	250,000	246,411

4 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Magnetite IX
Series 2014-9A A1 144A
2.135% 7/25/26 #●	505,000	$505,111
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.10% 7/15/27 #●	250,000	249,102
Shackleton CLO
Series 2014-5A A 144A
2.132% 5/7/26 #●	250,000	248,371
Total Collateralized Debt Obligations (cost
$2,252,597)		2,243,637

Convertible Bonds – 0.06%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	7,000	6,816
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	3,000	2,805
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	7,000	8,347
General Cable 4.50% exercise
price $32.36, maturity date
11/15/29 @ϕ	12,000	8,100
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	6,000	5,565
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	7,000	9,529
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	8,000	8,180
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	14,000	13,624
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	9,000	9,079
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @	7,000	6,042
Vector Group 2.50% exercise
price $15.98, maturity date
1/15/19 ●	2,000	2,874
Total Convertible Bonds (cost $80,741)		80,961

Corporate Bonds – 39.26%
Banking – 7.76%
Bank Nederlandse
Gemeenten 144A
1.625% 4/19/21 #	182,000	184,644
Bank of America
4.45% 3/3/26	785,000	844,716
Bank of New York Mellon
2.15% 2/24/20	25,000	25,563
2.50% 4/15/21	270,000	279,913
2.80% 5/4/26	70,000	72,972
4.625% 12/29/49 ●	120,000	120,000
BB&T 2.05% 5/10/21	670,000	681,610
Citizens Bank
2.55% 5/13/21	250,000	255,432
Citizens Financial Group
4.30% 12/3/25	115,000	122,301
Compass Bank
3.875% 4/10/25	250,000	241,705
Cooperatieve Rabobank
2.50% 1/19/21	250,000	258,120
Credit Suisse Group 144A
6.25% 12/29/49 #●	200,000	194,029
Credit Suisse Group Funding
Guernsey 144A
4.55% 4/17/26 #	610,000	645,080
Fifth Third Bancorp
2.875% 7/27/20	50,000	52,079
Fifth Third Bank
3.85% 3/15/26	450,000	480,943
JPMorgan Chase
2.95% 10/1/26	170,000	171,869
4.25% 10/1/27	630,000	680,466
KeyBank 3.40% 5/20/26	550,000	566,593
KFW 1.50% 6/15/21	140,000	141,807
Morgan Stanley
2.50% 4/21/21	45,000	45,571
3.125% 7/27/26	465,000	469,311
3.95% 4/23/27	150,000	155,286
PNC Bank
2.30% 6/1/20	250,000	257,250
2.45% 11/5/20	250,000	258,465
2.60% 7/21/20	250,000	259,701
6.875% 4/1/18	250,000	271,538
State Street
2.55% 8/18/20	120,000	124,895
3.10% 5/15/23	65,000	68,187
3.55% 8/18/25	135,000	148,564
SunTrust Bank
3.30% 5/15/26	200,000	207,820

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks
2.35% 11/1/18	75,000	$76,410
SVB Financial Group
3.50% 1/29/25	120,000	120,024
Swedbank 144A
2.65% 3/10/21 #	200,000	208,213
Toronto-Dominion Bank
2.125% 4/7/21	110,000	112,010
2.50% 12/14/20	150,000	155,248
UBS Group Funding
Jersey 144A
4.125% 4/15/26 #	345,000	365,503
US Bancorp
2.375% 7/22/26	315,000	315,879
3.10% 4/27/26	140,000	146,213
3.60% 9/11/24	40,000	43,535
USB Capital IX 3.50%
10/29/49 @●	355,000	305,744
Wells Fargo
4.30% 7/22/27	45,000	49,337
4.40% 6/14/46	375,000	398,587
Zions Bancorporation
4.50% 6/13/23	55,000	57,568
		10,640,701
Basic Industry – 1.42%
Bahia Sul Holdings 144A
5.75% 7/14/26 #	300,000	295,875
Dow Chemical
8.55% 5/15/19	209,000	249,040
Eastman Chemical
3.80% 3/15/25	25,000	26,561
4.65% 10/15/44	320,000	337,275
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,383
8.00% 1/15/24	150,000	201,695
International Paper
5.15% 5/15/46	145,000	168,225
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	79,793
NOVA Chemicals 144A
5.00% 5/1/25 #	55,000	55,963
OCP 144A 4.50% 10/22/25 #	200,000	201,562
Rio Tinto Finance USA
3.75% 6/15/25	185,000	199,094
Vale Overseas
5.875% 6/10/21	50,000	51,875
WR Grace & Co-Conn 144A
5.125% 10/1/21 #	55,000	58,300
		1,940,641
Brokerage – 0.15%
Jefferies Group
6.45% 6/8/27	30,000	33,581
6.50% 1/20/43	15,000	15,590
Lazard Group
3.75% 2/13/25	125,000	126,466
6.85% 6/15/17	34,000	35,519
		211,156
Capital Goods – 1.12%
Ball 5.00% 3/15/22	320,000	344,000
Cemex 144A
7.75% 4/16/26 #	200,000	222,500
Crane
2.75% 12/15/18	20,000	20,576
4.45% 12/15/23	95,000	101,535
Fortive 144A
3.15% 6/15/26 #	155,000	164,326
Fortune Brands Home &
Security 3.00% 6/15/20	70,000	72,200
Lockheed Martin
3.55% 1/15/26	100,000	110,337
Masco 3.50% 4/1/21	395,000	412,293
Parker-Hannifin
3.30% 11/21/24	10,000	10,819
Waste Management
2.40% 5/15/23	70,000	71,389
		1,529,975
Communications – 4.08%
21st Century Fox America
4.95% 10/15/45	175,000	208,413
AT&T
3.60% 2/17/23	110,000	117,004
4.35% 6/15/45	155,000	155,838
5.65% 2/15/47	230,000	275,187
CC Holdings GS V
3.849% 4/15/23	65,000	70,342
Charter Communications
Operating 144A
4.908% 7/23/25 #	630,000	696,866
Columbus International 144A
7.375% 3/30/21 #	200,000	214,192
Comcast 2.35% 1/15/27	585,000	586,503
Crown Castle International
5.25% 1/15/23	150,000	172,261

6 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	$300,459
CSC Holdings 5.25% 6/1/24	470,000	448,563
DISH DBS 144A
7.75% 7/1/26 #	265,000	275,434
Frontier Communications
10.50% 9/15/22	80,000	86,700
11.00% 9/15/25	175,000	187,469
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	100,000	99,653
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	45,090
144A 2.898% 10/15/19 #	60,000	60,749
Sky 144A 3.75% 9/16/24 #	345,000	366,914
Sprint Communications 144A
7.00% 3/1/20 #	270,000	287,888
Time Warner Cable
7.30% 7/1/38	145,000	189,837
Verizon Communications
1.75% 8/15/21	270,000	270,270
4.125% 8/15/46	210,000	213,037
4.522% 9/15/48	130,000	139,338
4.862% 8/21/46	60,000	67,625
WPP Finance 2010
5.625% 11/15/43	50,000	60,394
		5,596,026
Consumer Cyclical – 3.29%
BMW U.S. Capital
144A 2.00% 4/11/21 #	270,000	274,693
144A 2.80% 4/11/26 #	125,000	130,074
CVS Health 5.00% 12/1/24	375,000	436,891
Daimler Finance North
America 144A
3.30% 5/19/25 #	150,000	159,438
Ford Motor Credit
2.24% 6/15/18	465,000	470,447
General Motors Financial
3.45% 4/10/22	30,000	30,642
3.70% 5/9/23	105,000	107,408
5.25% 3/1/26	185,000	206,948
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	348,563
Home Depot 3.00% 4/1/26	70,000	75,455
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	76,532
144A 3.00% 3/18/21 #	120,000	124,526
Lowe’s
2.50% 4/15/26	95,000	97,525
3.375% 9/15/25	105,000	115,888
3.70% 4/15/46	150,000	158,716
Marriott International
3.125% 6/15/26	210,000	214,745
MGM Resorts International
6.00% 3/15/23	280,000	303,626
O’Reilly Automotive
3.55% 3/15/26	65,000	69,739
Starbucks 2.45% 6/15/26	80,000	82,636
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @	145,000	153,843
4.50% 10/1/34 @	20,000	20,972
Target 3.625% 4/15/46	80,000	83,683
Toyota Motor Credit
2.80% 7/13/22	140,000	148,074
Walgreens Boots Alliance
3.10% 6/1/23	350,000	362,073
3.45% 6/1/26	195,000	204,637
4.80% 11/18/44	40,000	45,448
		4,503,222
Consumer Non-Cyclical – 5.59%
AbbVie
3.20% 5/14/26	215,000	220,967
4.45% 5/14/46	125,000	133,515
Anheuser-Busch InBev
Finance 3.65% 2/1/26	740,000	796,092
AstraZeneca
3.375% 11/16/25	175,000	187,915
Becton Dickinson
6.375% 8/1/19	120,000	137,062
Biogen
4.05% 9/15/25	50,000	54,838
5.20% 9/15/45	125,000	150,409
Celgene 3.25% 8/15/22	425,000	446,514
JB y Cia 144A
3.75% 5/13/25 #	150,000	155,414
JBS USA 144A
5.75% 6/15/25 #	90,000	88,200
Kraft Heinz Foods 144A
3.00% 6/1/26 #	270,000	276,632
LifePoint Health 144A
5.375% 5/1/24 #	405,000	415,125

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Molson Coors Brewing
2.10% 7/15/21	35,000	$35,506
3.00% 7/15/26	105,000	107,457
4.20% 7/15/46	275,000	291,018
Mylan
144A 3.15% 6/15/21 #	60,000	61,949
144A 3.95% 6/15/26 #	530,000	553,022
New York and Presbyterian
Hospital 4.063% 8/1/56	130,000	144,771
Pernod Ricard
144A 3.25% 6/8/26 #	315,000	326,250
144A 4.45% 1/15/22 #	300,000	332,034
Reynolds American
4.00% 6/12/22	155,000	170,223
4.45% 6/12/25	315,000	356,287
St. Jude Medical
2.80% 9/15/20	75,000	77,835
Sysco 3.30% 7/15/26	400,000	423,571
Tempur Sealy
International 144A
5.50% 6/15/26 #	335,000	339,817
Teva Pharmaceutical Finance
Netherlands III
2.20% 7/21/21	120,000	120,746
2.80% 7/21/23	465,000	473,812
3.15% 10/1/26	80,000	81,931
Thermo Fisher Scientific
3.00% 4/15/23	545,000	563,140
Zimmer Biomet Holdings
4.45% 8/15/45	10,000	10,734
4.625% 11/30/19	120,000	130,450
		7,663,236
Electric – 6.38%
AES 5.50% 4/15/25	110,000	113,163
AES Gener 144A
5.25% 8/15/21 #	200,000	214,505
Alabama Power
4.30% 1/2/46	90,000	104,575
Ameren 3.65% 2/15/26	300,000	326,263
Ameren Illinois
9.75% 11/15/18	295,000	349,073
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	57,353
Appalachian Power
4.45% 6/1/45	75,000	83,439
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	379,278
Black Hills 3.95% 1/15/26	45,000	48,387
CenterPoint Energy
5.95% 2/1/17	5,000	5,105
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	90,162
CMS Energy 6.25% 2/1/20	120,000	137,696
ComEd Financing III
6.35% 3/15/33 @	60,000	63,707
Commonwealth Edison
3.65% 6/15/46	20,000	21,088
4.35% 11/15/45	135,000	158,738
Consumers Energy
4.10% 11/15/45	40,000	46,178
Dominion Resources
3.90% 10/1/25	195,000	212,417
DTE Energy 3.30% 6/15/22	115,000	121,916
Duke Energy
4.80% 12/15/45	90,000	108,632
Duke Energy Carolinas
3.875% 3/15/46	80,000	88,838
Duke Energy Ohio
3.70% 6/15/46	5,000	5,321
Electricite de France 144A
5.25% 12/29/49 #●	100,000	97,875
Emera 6.75% 6/15/76 ●	215,000	232,848
Emera US Finance 144A
4.75% 6/15/46 #	175,000	193,521
Enel 144A
8.75% 9/24/73 #●	200,000	232,250
Enel Finance
International 144A
6.00% 10/7/39 #	100,000	121,541
Entergy 4.00% 7/15/22	40,000	43,441
Entergy Arkansas
3.50% 4/1/26	20,000	21,988
Entergy Louisiana
4.05% 9/1/23	315,000	350,689
4.95% 1/15/45	10,000	10,741
Entergy Mississippi
2.85% 6/1/28	115,000	119,135
Exelon 3.95% 6/15/25	220,000	239,841
Great Plains Energy
4.85% 6/1/21	35,000	38,520
Indiana Michigan Power
3.20% 3/15/23	10,000	10,457
4.55% 3/15/46	45,000	52,138
IPALCO Enterprises
3.45% 7/15/20	115,000	118,737
5.00% 5/1/18	35,000	36,925

8 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
ITC Holdings
3.25% 6/30/26	80,000	$81,785
3.65% 6/15/24	75,000	78,844
Kansas City Power & Light
3.65% 8/15/25	220,000	235,977
LG&E & KU Energy
4.375% 10/1/21	165,000	182,322
Louisville Gas & Electric
3.30% 10/1/25	15,000	16,298
4.375% 10/1/45	40,000	47,781
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	116,231
MidAmerican Energy
4.25% 5/1/46	115,000	135,937
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	451,990
4.75% 4/30/43 ●	70,000	70,389
5.25% 4/20/46 ●	60,000	63,474
NextEra Energy Capital
Holdings 3.625% 6/15/23	145,000	154,190
NV Energy 6.25% 11/15/20	75,000	89,082
Pennsylvania Electric
5.20% 4/1/20	140,000	152,180
Public Service of
New Hampshire
3.50% 11/1/23	45,000	48,605
Public Service of
Oklahoma 5.15% 12/1/19	325,000	360,960
SCANA 4.125% 2/1/22	95,000	100,244
South Carolina Electric & Gas
4.10% 6/15/46	125,000	136,381
Southern
2.75% 6/15/20	410,000	425,938
3.25% 7/1/26	175,000	183,395
4.40% 7/1/46	165,000	183,582
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	285,000	305,910
WEC Energy Group
3.55% 6/15/25	50,000	54,683
Wisconsin Electric Power
4.30% 12/15/45	140,000	164,232
Xcel Energy 3.30% 6/1/25	230,000	245,832
		8,742,723
Energy – 1.82%
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	204,077
ConocoPhillips
4.95% 3/15/26	180,000	200,559
Dominion Gas Holdings
4.60% 12/15/44	95,000	103,439
Energy Transfer Partners
4.75% 1/15/26	115,000	117,739
6.125% 12/15/45	90,000	94,603
9.70% 3/15/19	59,000	68,095
EnLink Midstream Partners
2.70% 4/1/19	75,000	73,520
4.85% 7/15/26	70,000	68,173
Enterprise Products Operating
3.95% 2/15/27	130,000	137,259
7.034% 1/15/68 ●	30,000	31,655
Noble Energy
5.05% 11/15/44	65,000	64,711
Petrobras Global Finance
8.375% 5/23/21	55,000	58,286
Petroleos Mexicanos
6.625% 6/15/35	20,000	20,779
144A 6.875% 8/4/26 #	55,000	61,875
Petronas Global Sukuk 144A
2.707% 3/18/20 #	200,000	203,336
Plains All American Pipeline
8.75% 5/1/19	100,000	115,890
Regency Energy Partners
5.875% 3/1/22	170,000	185,625
Shell International Finance
2.875% 5/10/26	95,000	96,995
4.00% 5/10/46	225,000	232,049
Sunoco Logistics Partners
Operations
3.90% 7/15/26	135,000	134,448
Woodside Finance
144A 3.65% 3/5/25 #	65,000	64,879
144A 8.75% 3/1/19 #	140,000	162,804
		2,500,796
Finance Companies – 1.06%
AerCap Ireland Capital
3.95% 2/1/22	450,000	472,356
Affiliated Managers Group
3.50% 8/1/25	105,000	105,791
Aviation Capital Group
144A 2.875% 9/17/18 #	15,000	15,244
144A 4.875% 10/1/25 #	95,000	99,242
144A 6.75% 4/6/21 #	65,000	76,034

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
2.10% 12/11/19	130,000	$134,578
5.55% 5/4/20	10,000	11,513
6.00% 8/7/19	90,000	102,843
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	235,000	239,097
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	200,000	201,418
		1,458,116
Insurance – 1.13%
Berkshire Hathaway
2.75% 3/15/23	80,000	83,559
3.125% 3/15/26	205,000	218,458
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	68,878
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	100,000	108,802
Highmark 144A
6.125% 5/15/41 #@	15,000	15,084
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,985
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	105,000	109,045
Prudential Financial
5.375% 5/15/45 ●	85,000	88,506
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	90,000	92,422
144A 4.125% 11/1/24 #	460,000	486,922
XLIT
4.45% 3/31/25	85,000	86,367
5.50% 3/31/45	135,000	135,729
6.50% 10/29/49 ●	45,000	31,163
		1,552,920
Natural Gas – 0.07%
Southern Gas Capital
3.25% 6/15/26	95,000	98,849
		98,849
REITs – 1.89%
Alexandria Real Estate
Equities 3.95% 1/15/27	45,000	47,135
American Tower
2.80% 6/1/20	70,000	72,239
3.30% 2/15/21	145,000	152,612
4.00% 6/1/25	220,000	239,625
4.40% 2/15/26	95,000	105,426
American Tower Trust I 144A
3.07% 3/15/23 #	65,000	67,268
AvalonBay Communities
2.95% 5/11/26	195,000	198,630
Corporate Office Properties
3.60% 5/15/23	45,000	44,782
5.25% 2/15/24	55,000	59,723
DDR 7.875% 9/1/20	165,000	199,882
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	115,599
Hospitality Properties Trust
4.50% 3/15/25	65,000	66,172
Host Hotels & Resorts
3.75% 10/15/23	135,000	137,973
Kimco Realty 3.40% 11/1/22	325,000	342,534
PLA Administradora
Industrial 144A
5.25% 11/10/22 #	200,000	207,200
Regency Centers
5.875% 6/15/17	69,000	71,477
Simon Property Group
2.50% 7/15/21	45,000	46,625
Sovran Acquisition
3.50% 7/1/26	100,000	101,432
Trust F 144A
5.25% 1/30/26 #	200,000	211,250
UDR 4.00% 10/1/25	40,000	43,745
WP Carey 4.60% 4/1/24	55,000	57,294
		2,588,623
Services – 0.25%
United Rentals North America
5.75% 11/15/24	325,000	338,813
		338,813
Technology – 1.53%
Apple
2.45% 8/4/26	80,000	80,250
3.85% 8/4/46	150,000	150,950
CDK Global 4.50% 10/15/24	80,000	81,148
Diamond 1 Finance 144A
6.02% 6/15/26 #	440,000	472,245
Fidelity National Information
Services 5.00% 10/15/25	255,000	295,643

10 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
NXP 144A 4.625% 6/1/23 #	335,000	$347,774
Oracle
2.40% 9/15/23	300,000	303,264
4.00% 7/15/46	155,000	160,958
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	207,604
		2,099,836
Transportation – 1.72%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	63,984	66,223
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	31,969	33,647
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	95,451	98,911
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	35,000	37,672
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	64,841	69,785
Burlington Northern Santa Fe
4.70% 9/1/45	550,000	672,896
Canadian National Railway
3.20% 8/2/46	135,000	134,917
ERAC USA Finance 144A
3.30% 12/1/26 #	235,000	243,026
Norfolk Southern
2.90% 6/15/26	170,000	176,879
Penske Truck Leasing 144A
3.30% 4/1/21 #	410,000	424,234
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	28,282	30,456
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	67,963	72,466
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	105,000	109,331
United Parcel Service
5.125% 4/1/19	175,000	193,049
		2,363,492
Total Corporate Bonds (cost $51,615,568)		53,829,125

Municipal Bonds – 1.13%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S-3 6.907%
10/1/50	175,000	292,584
California State Various
Purpose
5.00% 9/1/26	95,000	125,326
(Build America Bonds)
7.55% 4/1/39	140,000	231,617
Commonwealth of
Massachusetts
Series B 5.00% 7/1/26	35,000	46,047
Series D 5.00% 4/1/26	35,000	45,853
Dallas, Texas Area Rapid
Transit
Series A 5.00% 12/1/46	140,000	170,288
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	140,000	166,547
(Build America Bonds)
Series A 7.102% 1/1/41	95,000	148,758
Series F 7.414% 1/1/40	45,000	72,701
New York City, New York
Series C 5.00% 8/1/26	65,000	84,200
Series C 5.00% 8/1/27	35,000	44,969
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	55,000	65,393
Texas Water Development
Board
Series A 5.00% 10/15/45	45,000	54,990
Total Municipal Bonds
(cost $1,482,782)		1,549,273

Non-Agency Asset-Backed Securities – 7.13%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	52,899	54,743
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	325,000	325,892
Series 2014-4 A2
1.43% 6/17/19	185,000	185,237
American Express Credit
Account Master Trust
Series 2014-1 A
0.851% 12/15/21 ●	300,000	300,168
Series 2014-3 A
1.49% 4/15/20	100,000	100,554

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.721% 5/15/20 ●	360,000	$360,252
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	69,203	69,082
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	100,041
Bank of America Credit Card
Trust
Series 2014-A3 A
0.771% 1/15/20 ●	135,000	135,143
Series 2015-A1 A
0.811% 6/15/20 ●	360,000	360,480
Series 2016-A1 A
0.871% 10/15/21 ●	130,000	130,150
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	11,474	11,482
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.531% 11/15/19 ●	100,000	99,971
Series 2007-A2 A2
0.561% 12/16/19 ●	100,000	99,952
Series 2007-A5 A5
0.521% 7/15/20 ●	155,000	154,721
Series 2014-A4 A
0.841% 6/15/22 ●	80,000	79,710
Series 2016-A1 A1
0.931% 2/15/22 ●	205,000	205,497
Chase Issuance Trust
Series 2013-A6 A6
0.901% 7/15/20 ●	200,000	200,630
Series 2014-A5 A5
0.851% 4/15/21 ●	115,000	114,972
Series 2016-A1 A
0.891% 5/17/21 ●	115,000	115,165
Citibank Credit Card Issuance
Trust
Series 2013-A4 A4
0.908% 7/24/20 ●	350,000	351,152
Series 2014-A6 A6
2.15% 7/15/21	200,000	204,836
Series 2014-A9 A9
0.738% 11/23/18 ●	100,000	100,042
CNH Equipment Trust
Series 2016-B A2B
0.881% 10/15/19 ●	100,000	99,984
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.781% 8/17/20 ●	200,000	200,138
Series 2014-A1 A1
0.911% 7/15/21 ●	200,000	200,401
Series 2015-A1 A1
0.831% 8/17/20 ●	450,000	450,230
Series 2015-A3 A
1.45% 3/15/21	115,000	115,708
Series 2016-A2 A2
1.021% 9/15/21 ●	100,000	100,469
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	97,134	97,240
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	80,037
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	135,000	136,167
Series 2016-B A2B
0.791% 3/15/19 ●	110,000	110,129
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.937% 10/20/19 ●	825,000	822,719
Golden Credit Card Trust
Series 2014-2A A 144A
0.931% 3/15/21 #●	450,000	447,616
GreatAmerica Leasing
Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	34,033	34,015
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	48,250	43,825
Honda Auto Receivables
Owner Trust
Series 2015-3 A3
1.27% 4/18/19	100,000	100,286
Hyundai Auto Lease
Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	80,785	80,786
Hyundai Auto Receivables
Trust
Series 2015-C A2B
0.851% 11/15/18 ●	111,988	111,869

12 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.041% 7/16/18 ●	80,000	$80,027
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.061% 5/15/20 #●	100,000	100,165
NextGear Floorplan Master
Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	114,739
Nissan Auto Lease Trust
Series 2015-B A2B
1.011% 12/15/17 ●	79,289	79,433
Series 2016-A A2B
0.861% 8/15/18 ●	80,000	80,122
Nissan Auto Receivables
Owner Trust
Series 2015-C A2B
0.831% 11/15/18 ●	79,964	80,007
Penarth Master Issuer
Series 2015-1A A1 144A
0.882% 3/18/19 #●	150,000	149,491
Series 2015-2A A1 144A
0.882% 5/18/19 #●	200,000	199,222
PFS Financing
Series 2015-AA A 144A
1.101% 4/15/20 #●	100,000	99,123
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	99,977
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,240
Toyota Auto Receivables Trust
Series 2016-B A2B
0.731% 10/15/18 ●	80,000	80,039
Trade MAPS 1
Series 2013-1A A 144A
1.174% 12/10/18 #●	250,000	249,231
Series 2013-1A B 144A
1.724% 12/10/18 #●	250,000	248,513
Verizon Owner Trust 2016-1
Series 2016-1A A 144A
1.42% 1/20/21 #	320,000	320,080
Volkswagen Auto Lease Trust
Series 2015-A A3
1.25% 12/20/17	85,000	84,983
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	270,000	268,547
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	26,601	26,574
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,915
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	52,371	52,297
World Financial Network
Credit Card Master Trust
Series 2015-A A
0.961% 2/15/22 ●	75,000	75,069
Total Non-Agency Asset-Backed Securities
(cost $9,783,169)		9,779,285

Non-Agency Collateralized Mortgage Obligations – 1.33%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.91% 11/25/36 ϕ	300,000	297,168
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.429% 6/25/29 #●	84,563	84,646
Series 2014-2 B2 144A
3.429% 6/25/29 #●	84,563	82,415
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	101,071
Series 2015-1 B1 144A
2.662% 12/25/44 #●	197,720	195,435
Series 2015-4 B1 144A
3.634% 6/25/45 #●	97,816	95,230
Series 2015-4 B2 144A
3.634% 6/25/45 #●	97,816	93,304
Series 2015-5 B2 144A
2.897% 5/25/45 #●	98,669	92,455
Series 2015-6 B1 144A
3.642% 10/25/45 #●	98,067	100,018
Series 2015-6 B2 144A
3.642% 10/25/45 #●	98,067	98,152
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	94,064	98,130

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.668% 9/25/43 #●	93,654	$95,777
Series 2014-2 A4 144A
3.50% 7/25/44 #●	55,281	56,892
Series 2015-1 B2 144A
3.884% 1/25/45 #●	43,483	43,722
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	91,867	92,862
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	94,051	95,152
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.914% 3/20/45 #●	97,366	101,375
Total Non-Agency Collateralized Mortgage
Obligations (cost $1,777,891)		1,823,804

Non-Agency Commercial Mortgage-Backed Securities – 4.72%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.808% 2/10/51 ●	60,000	62,248
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	51,322	52,912
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.712% 12/10/49 ●	60,000	61,100
Series 2014-GC25 A4
3.635% 10/10/47	100,000	110,140
Series 2015-GC27 A5
3.137% 2/10/48	150,000	159,333
Series 2016-P3 A4
3.329% 4/15/49	110,000	119,137
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	110,591
Series 2014-CR19 A5
3.796% 8/10/47	145,000	161,056
Series 2014-CR20 A4
3.59% 11/10/47	57,000	62,637
Series 2014-CR20 AM
3.938% 11/10/47	350,000	386,485
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	138,561
Series 2015-CR23 A4
3.497% 5/10/48	55,000	60,012
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	75,000	76,032
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	130,000	140,390
Series 2016-C3 A5
2.89% 9/10/49	80,000	83,140
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	105,000	117,970
Series 2011-LC1A C 144A
5.697% 11/10/46 #●	135,000	155,830
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	750,000	803,294
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	110,130
Series 2014-GC24 A5
3.931% 9/10/47	465,000	521,217
Series 2015-GC32 A4
3.764% 7/10/48	75,000	83,470
Hilton USA Trust
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	215,000	216,520
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	255,000	284,402
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	205,000	219,212
JPMorgan Chase Commercial
Mortgage Securities Trust
2.822% 8/15/49	125,000	129,996
Series 2005-CB11 E
5.495% 8/12/37 ●	20,000	21,602
Series 2005-LDP5 D
5.55% 12/15/44 ●	40,000	39,874
Series 2006-LDP8 AM
5.44% 5/15/45	154,665	154,596
Series 2013-LC11 B
3.499% 4/15/46	95,000	101,176
Series 2015-JP1 A5
3.914% 1/15/49	170,000	192,289

14 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	1,921	$1,923
Series 2006-C6 AJ
5.452% 9/15/39 ●	85,000	79,211
Series 2006-C6 AM
5.413% 9/15/39	145,000	145,017
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	110,733
Series 2015-C23 A4
3.719% 7/15/50	220,000	243,427
Series 2015-C26 A5
3.531% 10/15/48	135,000	148,129
Series 2016-C29 A4
3.325% 5/15/49	95,000	102,365
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	95,605
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	75,000	79,513
Series 2012-LC5 B
4.142% 10/15/45	100,000	108,169
Series 2014-LC18 A5
3.405% 12/15/47	35,000	37,903
Series 2015-NXS3 A4
3.617% 9/15/57	90,000	99,070
WF-RBS Commercial
Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45	275,000	290,975
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $6,268,428)		6,477,392

Regional Bonds – 0.43%Δ
Canada – 0.28%
Province of British Columbia
Canada 2.25% 6/2/26	245,000	253,299
Province of Manitoba
Canada 2.125% 6/22/26	115,000	115,952
Province of Quebec Canada
2.50% 4/20/26	10,000	10,365
		379,616
Japan – 0.15%
Japan Finance Organization
For Municipalities 144A
2.125% 4/13/21 #	206,000	210,167
		210,167
Total Regional Bonds (cost $574,157)		589,783

Senior Secured Loans – 2.96%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20	19,763	19,872
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22	349,118	343,518
Aramark Services Tranche E
1st Lien 3.25% 9/7/19	50,725	50,931
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23	121,542	121,972
Calpine Construction Finance
Tranche B 1st Lien
3.00% 5/3/20	145,500	143,727
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21	349,118	345,270
DaVita Healthcare Partners
Tranche B 1st Lien
3.50% 6/24/21	377,300	379,422
FCA Tranche B
1st Lien 3.50% 5/24/17	111,448	111,776
First Data Tranche B 1st Lien
4.488% 3/24/21	84,068	84,555
HCA Tranche B6 1st Lien
3.746% 3/17/23	94,264	95,133
Houghton International
1st Lien 4.25% 12/20/19	187,777	188,012
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	28,731	28,737
Keurig Green Mountain
Tranche B 1st Lien
5.25% 3/3/23	350,000	353,133
Kinetic Concepts Tranche E1
1st Lien 5.00% 5/4/18	196,485	196,628
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	250,000	251,406
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien
4.00% 4/25/23	349,125	352,071
SFR Group Tranche B 1st Lien
5.002% 1/15/24	349,125	349,998

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Solera Tranche B 1st Lien
5.75% 3/3/23	134,663	$135,937
T-Mobile USA Tranche B 1st
Lien 3.50% 11/9/22	339,662	342,156
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	159,453	159,603
Total Senior Secured Loans
(cost $4,032,490)		4,053,857

Sovereign Bonds – 0.45%Δ
Germany – 0.15%
FMS Wertmanagement
1.375% 6/8/21	200,000	201,424
		201,424
Guatemala – 0.15%
Guatemala Government Bond
144A 4.50% 5/3/26 #	200,000	211,250
		211,250
Qatar – 0.15%
Qatar Government
International Bond
144A 3.25% 6/2/26 #	200,000	205,518
		205,518
Total Sovereign Bonds (cost $596,192)		618,192

U.S. Treasury Obligations – 1.96%
U.S. Treasury Bond
2.50% 5/15/46 ∞	1,860,000	1,988,167
U.S. Treasury Notes
1.125% 7/31/21	670,000	672,905
1.625% 5/15/26	25,000	25,375
Total U.S. Treasury Obligations
(cost $2,679,649)		2,686,447

	Number of
	shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	1	1,206
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	7	9,319
Total Convertible Preferred Stock
(cost $10,171)		10,525

Preferred Stock – 0.35%
General Electric 5.00% ●	308,000	332,256
Integrys Holdings 6.00% @●	1,950	52,713
PNC Preferred Funding Trust II
144A 1.875% #●	100,000	91,640
Total Preferred Stock (cost $454,397)		476,609

	Principal
	amount°
Short-Term Investments – 12.49%
Discount Note – 1.29%≠
Federal Home Loan Bank
0.163% 8/3/16	1,773,765	1,773,747
		1,773,747
Repurchase Agreements – 11.20%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$4,356,360 (collateralized
by U.S. government
obligations 3.375%
5/15/44; market value
$4,443,382	4,356,254	4,356,254
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$7,260,581 (collateralized
by U.S. government
obligations
0.125%-3.125%
2/15/19-11/15/45; market
value $7,405,633)	7,260,424	7,260,424

16 NQ-DPT-164 [7/16] 9/16 (17507)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$3,739,424 (collateralized
by U.S. government
obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $3,814,108)	3,739,322	$3,739,322
		15,356,000
Total Short-Term Investments
(cost $17,129,733)		17,129,747

Total Value of
Securities – 108.66%
(cost $145,931,671)		148,977,319

Liabilities Net of Receivables and Other
Assets – (8.66%)★		(11,869,623)
Net Assets Applicable to 13,057,256 Shares
Outstanding – 100.00%		$137,107,696
________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2016, the aggregate value of Rule 144A securities was $24,448,199, which represents 17.83% of the Fund’s net assets.

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $633,021, which represents 0.46% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $260,000 represents securities pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of July 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2016.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2016.
∞	Fully or partially pledged as collateral for futures contracts.

The following futures contracts and swap contracts were outstanding at July 31, 2016:

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(7)	E-mini S&P 500 Index	$(712,555)	$(758,870)	9/19/16	$(46,315)
(21)	U.S. Treasury 10 yr Notes	(2,768,987)	(2,793,984)	9/22/16	(24,997)
54	U.S. Treasury Long Bonds	9,278,156	9,419,625	9/21/16	141,469
		$5,796,614			$70,157

(continues)     NQ-DPT-164 [7/16] 9/16 (17507) 17

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Swap Contracts

Credit Default Swap (CDS) Contracts1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection Purchased:
JPMC	CDX.EM.25 [4]	375,000	1.00%	6/20/21	$28,830	$(1,395)

The use of futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($4,114).

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BB – Barclays Bank
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Emerging Markets Index
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
WF – Wells Fargo
yr – Year

18 NQ-DPT-164 [7/16] 9/16 (17507)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investment for the Portfolio were as follows:

Cost of Investments	$145,931,671
Aggregate unrealized appreciation of investments	$3,369,109
Aggregate unrealized depreciation of investments	(323,461)
Net unrealized appreciation of investments	$3,045,648

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-DPT-164 [7/16] 9/16 (17507) 19

(Unaudited)

2. Investments (continued)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$67,952,800	$67,952,800
Corporate Debt	—	53,910,086	53,910,086
Foreign Debt	—	1,207,975	1,207,975
Senior Secured Loans	—	4,053,857	4,053,857
Municipal Bonds	—	1,549,273	1,549,273
Convertible Preferred Stock	10,525	—	10,525
Preferred Stock	—	476,609	476,609
U.S. Treasury Obligations	—	2,686,447	2,686,447
Short-Term Investments	—	17,129,747	17,129,747
Total Value of Securities	$10,525	$148,966,794	$148,977,319
Futures Contracts	70,157	—	70,157
Swap Contracts	—	(1,395)	(1,395)

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

20 NQ-DPT-164 [7/16] 9/16 (17507)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.07%Δ
Brazil – 4.67%
Ambev ADR	243,200	$1,405,696
CCR	513,900	2,959,078
Cielo	195,702	2,233,214
		6,597,988
Chile – 1.44%
Banco Santander Chile ADR	36,570	752,245
Cia Cervecerias Unidas	112,544	1,284,375
		2,036,620
China – 16.19%■
Beijing Enterprises Holdings	375,999	2,117,854
Belle International Holdings	2,525,515	1,669,918
China BlueChemical Class H	2,409,000	481,278
China Mobile	380,000	4,684,858
China Resources Power
Holdings	1,474,038	2,348,308
Golden Eagle Retail Group	960,000	1,077,748
Hengan International Group	267,500	2,248,015
Huabao International
Holdings †	719,000	257,633
Jiangsu Expressway Class H	1,542,000	2,178,325
Sands China	457,200	1,744,318
Want Want China Holdings	2,373,000	1,452,845
WH Group	3,347,500	2,636,268
		22,897,368
India – 12.11%
Axis Bank	246,823	2,012,426
Bajaj Auto	79,377	3,200,439
Cairn India	732,511	2,089,217
HCL Technologies	193,919	2,179,761
Housing Development
Finance	139,013	2,852,480
Indiabulls Housing Finance	127,921	1,459,867
Infosys	76,898	1,232,767
Larsen & Toubro	90,305	2,101,544
		17,128,501
Indonesia – 2.67%
Bank Mandiri Persero	2,218,000	1,710,257
Bank Rakyat Indonesia
Persero	2,353,300	2,070,602
		3,780,859
Kazakhstan – 0.36%
KazMunaiGas Exploration
Production GDR †	65,951	509,142
		509,142
Malaysia – 5.23%
AMMB Holdings	1,465,600	1,548,232
Genting Malaysia	1,518,600	1,600,490
Malayan Banking	975,176	1,921,364
Tenaga Nasional	658,200	2,325,247
		7,395,333
Mexico – 5.39%
Arca Continental	91,331	587,003
Fibra Uno Administracion	1,557,300	3,168,586
Gentera	553,000	1,026,958
Grupo Aeroportuario del
Pacifico ADR	6,500	638,755
Grupo Financiero Santander
Mexico Class B ADR	168,214	1,535,794
Kimberly-Clark de Mexico
Class A	296,000	669,039
		7,626,135
Peru – 1.95%
Credicorp	17,159	2,751,102
		2,751,102
Philippines – 2.03%
Philippine Long Distance
Telephone ADR	63,700	2,870,959
		2,870,959
Qatar – 2.91%
Qatar Electricity & Water	41,821	2,581,763
Qatar National Bank	36,516	1,534,265
		4,116,028
Republic of Korea – 9.55%
Hyundai Mobis	15,233	3,467,763
Kangwon Land	20,042	733,582
Samsung Electronics	3,972	5,457,223
SK Telecom	18,735	3,846,851
		13,505,419
Romania – 0.32%
Societatea Nationala de Gaze
Naturale GDR	79,612	452,196
		452,196
Russia – 1.34%
Gazprom ADR	465,595	1,894,972
		1,894,972
South Africa – 6.99%
Bidvest Group	75,430	866,715

(continues)     NQ-DPT-151 [7/16] 9/16 (17508) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
South Africa (continued)
Cie Financiere Richemont
NVDR	269,927	$1,648,779
Growthpoint Properties	716,930	1,360,908
MTN Group	173,962	1,758,011
Redefine Properties	1,549,794	1,338,642
Woolworths Holdings	451,914	2,911,458
		9,884,513
Taiwan – 14.28%
Asustek Computer	209,000	1,816,794
CTBC Financial Holding	2,343,339	1,291,945
MediaTek	283,000	2,158,647
Mega Financial Holding	2,515,245	1,969,775
Novatek Microelectronics	383,000	1,343,733
Quanta Computer	679,000	1,380,419
Taiwan Mobile	965,000	3,325,189
Taiwan Semiconductor
Manufacturing	979,588	5,293,329
Teco Electric and Machinery	1,819,000	1,609,709
		20,189,540
Thailand – 1.40%
Thai Union Group Class F	3,152,000	1,972,828
		1,972,828
Turkey – 1.89%
Tupras Turkiye Petrol
Rafinerileri	47,963	1,025,101
Turk Telekomunikasyon	816,781	1,651,361
		2,676,462
United Arab Emirates – 1.30%
First Gulf Bank	559,377	1,842,811
		1,842,811
United Kingdom – 1.76%
Unilever	53,160	2,485,980
		2,485,980
United States – 3.29%
Abbott Laboratories	69,273	3,099,967
Yum! Brands	17,386	1,554,656
		4,654,623
Total Common Stock
(cost $146,959,457)		137,269,379

Preferred Stock – 2.03%Δ
Brazil – 1.48%
Suzano Papel e Celulose
2.79%	687,700	2,099,750
		2,099,750
Republic of Korea – 0.55%
Hyundai Motor 1.97%	8,603	771,862
		771,862
Total Preferred Stock
(cost $3,043,619)		2,871,612

	Principal
	amount°
Short-Term Investments – 0.65%
Discount Notes – 0.65%≠
Federal Home Loan Bank
0.162% 8/5/16	73,978	73,976
0.162% 8/3/16	429,363	429,359
0.241% 8/10/16	162,389	162,382
0.284% 8/26/16	77,328	77,319
0.318% 9/7/16	52,815	52,802
0.375% 9/21/16	6,605	6,602
0.376% 9/23/16	8,056	8,053
0.464% 8/15/16	102,130	102,123
		912,616
Total Short-Term Investments
(cost $912,579)		912,616

Total Value of
Securities – 99.75%
(cost $150,915,655)		141,053,607
Receivables and Other Assets Net of
Liabilities – 0.25%		358,126
Net Assets Applicable to 18,108,020
Shares Outstanding – 100.00%		$141,411,733

2 NQ-DPT-151 [7/16] 9/16 (17508)

(Unaudited)

____________________

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at July 31, 2016:

Foreign Currency Exchange Contract

Unrealized
	Contract to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BNYM	HKD (1,239,909)	USD 159,862	8/1/16	$ 42

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
NVDR – Non-Voting Depositary Receipt
USD – U.S. Dollar

(continues)      NQ-DPT-151 [7/16] 9/16 (17508) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$150,915,655
Aggregate unrealized appreciation of
investments	$15,521,924
Aggregate unrealized depreciation of
investments	(25,383,972)
Net unrealized depreciation of
investments	$(9,862,048)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-DPT-151 [7/16] 9/16 (17508)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$137,269,379	$—	$137,269,379
Preferred Stock	2,871,612	—	2,871,612
Short-Term Investments	—	912,616	912,616
Total Value of Securities	$140,140,991	$912,616	$141,053,607
Foreign Currency Exchange
Contract	$—	$42	$42

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-151 [7/16] 9/16 (17508) 5

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.31%Δ
Argentina – 0.70%
Cresud ADR @†	8,192	$139,592
IRSA Inversiones y
Representaciones ADR @†	5,900	109,032
		248,624
Bahrain – 0.02%
Aluminum Bahrain
GDR 144A #@	1,800	8,352
		8,352
Brazil – 15.89%
B2W Cia Digital @†	117,070	472,266
B2W Cia Digital NVDR =†	55,754	224,914
Banco Bradesco ADR	41,731	363,060
Braskem ADR	12,800	147,200
BRF ADR	19,400	323,592
Centrais Eletricas Brasileiras
ADR †	21,300	113,742
Cia Brasileira de Distribuicao
ADR	26,500	399,355
Cia Hering	51,400	292,953
Cyrela Brazil Realty	15,780	54,362
Fibria Celulose ADR	40,300	247,845
Gerdau @	11,700	19,666
Gerdau ADR	13,000	30,680
Hypermarcas	56,300	480,106
Itau Unibanco Holding ADR	66,550	695,448
Petroleo Brasileiro ADR †	53,200	461,776
Santos Brasil Participacoes	5,900	25,584
Telefonica Brasil ADR	32,155	486,827
TIM Participacoes ADR	53,200	685,748
Vale ADR	21,600	124,200
		5,649,324
Chile – 1.02%
Latam Airlines Group ADR †	3,603	31,526
Sociedad Quimica y Minera de
Chile ADR	13,300	329,574
		361,100
China/Hong Kong – 23.19%
Alibaba Group Holding ADR †	7,100	585,608
Baidu ADR †	10,150	1,619,940
China Mengniu Dairy	191,000	319,056
China Mobile	50,000	616,429
China Mobile ADR	7,200	447,048
China Petroleum & Chemical	94,000	66,759
China Petroleum & Chemical
ADR	3,770	270,724
Ctrip.com International ADR †	5,300	231,451
PetroChina ADR	1,700	115,855
PetroChina Class H	280,000	189,833
Qunar Cayman Islands ADR †	1,800	54,126
SINA †	18,700	1,007,556
Sohu.com @†	20,300	785,204
Tencent Holdings	51,800	1,245,192
Tianjin Development
Holdings @	190,000	87,428
Tingyi Cayman Islands
Holding	164,000	141,839
Tsingtao Brewery	24,000	84,605
Uni-President China
Holdings @	492,000	377,320
		8,245,973
Colombia – 0.70%
Cemex Latam Holdings †	61,058	247,414
		247,414
India – 9.92%
Cairn India	74,000	211,058
ICICI Bank ADR	70,000	530,600
Reliance Communications †	90,082	70,737
Reliance Industries	30,356	459,928
Reliance Industries
GDR 144A #	55,000	1,658,250
Tata Chemicals	62,463	442,514
UltraTech Cement	2,784	154,534
		3,527,621
Indonesia – 1.67%
Astra International	401,900	237,025
Global Mediacom	2,369,600	186,333
Tambang Batubara Bukit
Asam Persero	118,500	89,111
United Tractors	67,106	80,690
		593,159
Malaysia – 0.26%
UEM Sunrise @	356,100	90,983
		90,983
Mexico – 5.93%
America Movil Class L ADR	11,000	126,830
Cemex ADR †	39,891	305,166
Fomento Economico
Mexicano ADR	4,800	429,600

(continues)     NQ-DPT-596 [7/16] 9/16 (17509) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Mexico (continued)
Grupo Financiero Banorte
Class O	24,300	$133,099
Grupo Financiero Santander
Mexico Class B ADR	19,400	177,122
Grupo Televisa ADR	30,000	797,100
Wal-Mart de Mexico Class V	61,629	140,679
		2,109,596
Netherlands – 0.66%
Yandex Class A †	10,800	233,820
		233,820
Peru – 0.47%
Cia de Minas Buenaventura
ADR †	11,500	168,475
		168,475
Poland – 0.05%
Jastrzebska Spolka
Weglowa †	2,926	18,771
		18,771
Republic of Korea – 18.89%
Hitejinro Holdings	20,000	243,717
KB Financial Group ADR	9,600	304,896
KCC	1,455	512,429
LG Uplus	28,207	275,737
Lotte Chilsung Beverage	369	543,543
Lotte Confectionery @	2,570	434,777
Samsung Electronics	2,017	2,771,203
Samsung Life Insurance	4,270	370,907
SK Telecom ADR	55,000	1,260,050
		6,717,259
Russia – 4.19%
Etalon Group
GDR 144A #@=	4,800	12,672
Gazprom ADR	50,000	203,500
Lukoil (London International
Exchange) ADR	6,083	260,048
Lukoil ADR	3,400	147,757
MegaFon GDR	14,100	139,308
Mobile TeleSystems ADR	19,400	172,466
Rosneft PJSC GDR	52,800	255,182
Sberbank of Russia =	141,095	297,520
		1,488,453
South Africa – 1.25%
Vodacom Group	17,262	200,124
Woolworths Holdings	37,735	243,108
		443,232
Taiwan – 6.32%
Hon Hai Precision Industry	163,824	451,090
MediaTek	80,000	610,218
Taiwan Semiconductor
Manufacturing	95,000	513,345
Taiwan Semiconductor
Manufacturing ADR	24,200	672,276
		2,246,929
Thailand – 1.23%
Bangkok Bank	37,099	181,607
PTT Foreign	27,160	257,330
		438,937
Turkey – 2.87%
Akbank	231,744	597,308
Anadolu Efes Biracilik Ve Malt
Sanayii	29,112	197,234
Turkcell Iletisim Hizmetleri
ADR †	20,600	177,778
Turkiye Sise ve Cam
Fabrikalari	44,622	50,187
		1,022,507
United States – 2.08%
Yahoo †	19,400	740,886
		740,886
Total Common Stock
(cost $36,806,935)		34,601,415

Exchange-Traded Fund – 0.53%Δ
United States – 0.53%
iShares MSCI Turkey	5,000	189,250
Total Exchange-Traded Fund
(cost $184,363)		189,250

Preferred Stock – 1.23%Δ
Republic of Korea – 1.23%
LG Electronics 1.75%	17,861	437,695
Total Preferred Stock
(cost $307,186)		437,695

2 NQ-DPT-596 [7/16] 9/16 (17509)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.34%
Discount Note – 0.03%≠
Federal Home Loan Bank
0.271% 8/29/16	9,765	$9,764
		9,764
Repurchase Agreements – 0.31%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $31,490
(collateralized by U.S.
government obligations
3.375% 5/15/44;
market value $32,119)	31,489	31,489
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $52,483
(collateralized by U.S.
government obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $53,531)	52,482	52,482
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $27,030
(collateralized by U.S.
government obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $27,570)	27,029	27,029
		111,000
Total Short-Term Investments
(cost $120,763)		120,764

Total Value of
Securities – 99.41%
(cost $37,419,247)		35,349,124

Receivables and Other Assets Net of
Liabilities – 0.59%		211,542
Net Assets Applicable to 4,740,241 Shares
Outstanding – 100.00%		$35,560,666
____________________
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2016, the aggregate value of Rule 144A securities was $1,679,274, which represents 4.72% of the Portfolio’s net assets.

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $2,537,292, which represents 7.14% of the Portfolio’s net assets.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2016, the aggregate value of fair valued securities was $535,106, which represents 1.50% of the Portfolio’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at July 31, 2016:

Foreign Currency Exchange Contract

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(9,936)	USD	1,281	8/1/16	$1

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
NVDR – Non-Voting Depository Receipt
PJSC – Private Joint Stock Company
USD – U.S. Dollar

(continues)     NQ-DPT-596 [7/16] 9/16 (17509) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$37,419,247
Aggregate unrealized appreciation of
investments	$5,704,042
Aggregate unrealized depreciation of
investments	(7,774,165)
Net unrealized depreciation of
investments	$(2,070,123)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-DPT-596 [7/16] 9/16 (17509)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Argentina	$248,624	$—	$248,624
Bahrain	—	8,352	8,352
Brazil	5,649,324	—	5,649,324
Chile	361,100	—	361,100
China/Hong Kong	8,245,973	—	8,245,973
Colombia	247,414	—	247,414
India	3,527,621	—	3,527,621
Indonesia	593,159	—	593,159
Malaysia	90,983	—	90,983
Mexico	2,109,596	—	2,109,596
Netherlands	233,820	—	233,820
Peru	168,475	—	168,475
Poland	18,771	—	18,771
Republic of Korea	6,717,259	—	6,717,259
Russia	1,178,261	310,192	1,488,453
South Africa	443,232	—	443,232
Taiwan	2,246,929	—	2,246,929
Thailand	438,937	—	438,937
Turkey	1,022,507	—	1,022,507
United States	740,886	—	740,886
Exchanged-Traded Fund	189,250	—	189,250
Preferred Stock	437,695	—	437,695
Short-Term Investments	—	120,764	120,764
Total Value of Securities	$34,909,816	$439,308	$35,349,124
Foreign Currency Exchange
Contract	$—	$1	$1

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-DPT-596 [7/16] 9/16 (17509) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-596 [7/16] 9/16 (17509)

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.15%
Consumer Discretionary – 27.79%
DineEquity @	33,167	$2,698,799
Dunkin’ Brands Group	61,448	2,784,209
Liberty TripAdvisor Holdings
Class A †	68,722	1,626,650
Outfront Media	103,401	2,406,141
Pandora Media †	165,690	2,253,384
Quotient Technology †	62,045	785,490
Sally Beauty Holdings †	132,618	3,889,686
Shutterstock @†	32,434	1,786,789
		18,231,148
Energy – 3.56%
Core Laboratories
(Netherlands)	19,970	2,332,696
		2,332,696
Financial Services – 10.20%
Affiliated Managers Group †	12,581	1,846,639
LendingClub †	159,422	736,530
LendingTree †	9,567	966,076
MSCI Class A	25,431	2,188,083
WisdomTree Investments	95,791	952,162
		6,689,490
Healthcare – 10.84%
ABIOMED †	20,858	2,460,618
athenahealth †	10,021	1,280,583
Bio-Techne	29,957	3,367,766
		7,108,967
Information Technology – 20.68%
Arista Networks †	16,851	1,200,971
Blackbaud @	49,807	3,329,598
Ellie Mae †	11,381	1,048,304
Logitech International
Class R	140,048	2,796,047
NIC @†	45,972	1,072,067
Paycom Software †	18,432	870,175
VeriFone Systems †	105,973	2,030,443
Yelp †	37,903	1,219,339
		13,566,944
Office REIT – 5.60%
Equity Commonwealth @†	122,501	3,677,480
		3,677,480
Producer Durables – 11.22%
Expeditors International of
Washington	39,706	1,962,667
Graco	39,873	2,951,001
Zebra Technologies †	46,218	2,450,016
		7,363,684
Utilities – 4.26%
j2 Global	41,819	2,795,182
		2,795,182
Total Common Stock (cost $49,281,041)		61,765,591

	Principal
	amount°
Short-Term Investments – 4.67%
Discount Notes – 4.67%≠
Federal Home Loan Bank
0.163% 8/3/16	280,192	280,190
0.163% 8/5/16	2,626,094	2,626,026
0.278% 8/26/16	63,356	63,348
0.322% 9/19/16	15,815	15,810
0.464% 8/15/16	76,388	76,382
		3,061,756
Total Short-Term Investments
(cost $3,061,733)		3,061,756

Total Value of
Securities – 98.82%
(cost $52,342,774)		64,827,347

Receivables and Other Assets Net of
Liabilities – 1.18%		772,606
Net Assets Applicable to 3,506,336 Shares
Outstanding – 100.00%		$65,599,953
____________________
@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $12,564,733, which represents 19.15% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-DPT-196 [7/16] 9/16 (17510)     1

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$52,342,774
Aggregate unrealized appreciation of
investments	$14,620,874
Aggregate unrealized depreciation of
investments	(2,136,301)
Net unrealized appreciation of
investments	$12,484,573

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

2 NQ-DPT-196 [7/16] 9/16 (17510)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$18,231,148	$—	$18,231,148
Energy	2,332,696	—	2,332,696
Financial Services	6,689,490	—	6,689,490
Healthcare	7,108,967	—	7,108,967
Information Technology	13,566,944	—	13,566,944
Office REIT	3,677,480	—	3,677,480
Producer Durables	7,363,684	—	7,363,684
Utilities	2,795,182	—	2,795,182
Short-Term Investments	—	3,061,756	3,061,756
Total Value of Securities	$61,765,591	$3,061,756	$64,827,347

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

On May 19, 2016, the Portfolio’s Board of Trustees approved an Agreement and Plan of Reorganization of The Focus Smid-Cap Growth Equity Portfolio with and into Jackson Square SMID-Cap Growth Fund (the “Reorganization”). At a meeting on Sept. 12, 2016, the Portfolio’s shareholders approved the Reorganization, and the Reorganization was completed on Sept. 19, 2016.

Management has determined that no other material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s financial statements.

NQ-DPT-196 [7/16] 9/16 (17510) 3

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.20%
Clearwire
Communications 144A
8.25% exercise price
$7.08, maturity date
12/1/40 #	456,000	$474,240
Total Convertible Bond (cost $464,523)		474,240

Corporate Bonds – 87.58%
Automobile – 0.32%
Group 1 Automotive 144A
5.25% 12/15/23 #	740,000	738,150
		738,150
Banking – 3.38%
Credit Suisse Group 144A
6.25% 12/29/49 #●	1,300,000	1,261,187
JPMorgan Chase
6.75% 1/29/49 ●	2,045,000	2,305,533
Lloyds Banking Group
7.50% 4/30/49 ●	1,215,000	1,215,000
Popular 7.00% 7/1/19	1,388,000	1,419,230
Royal Bank of
Scotland Group
8.00% 12/29/49 ●	585,000	582,806
UBS Group
6.875% 12/29/49 ●	1,145,000	1,127,825
		7,911,581
Basic Industry – 9.47%
AK Steel 7.625% 5/15/20	722,000	713,877
ArcelorMittal 10.85% 6/1/19	770,000	908,600
Ball 5.25% 7/1/25	560,000	606,900
Builders FirstSource
144A 7.625% 6/1/21 #	727,000	770,983
144A 10.75% 8/15/23 #	1,580,000	1,761,700
Cemex
144A 7.25% 1/15/21 #	1,475,000	1,607,603
144A 7.75% 4/16/26 #	200,000	222,500
Chemours
6.625% 5/15/23	565,000	490,137
7.00% 5/15/25	430,000	367,650
CVR Partners 144A
9.25% 6/15/23 #	635,000	651,669
FMG Resources August 2006
144A 6.875% 4/1/22 #	1,870,000	1,832,600
James Hardie International
Finance 144A
5.875% 2/15/23 #	1,115,000	1,167,963
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	470,000	513,475
Kraton Polymers 144A
10.50% 4/15/23 #	535,000	585,825
NCI Building Systems 144A
8.25% 1/15/23 #	975,000	1,072,500
New Gold
144A 6.25% 11/15/22 #	527,000	538,857
144A 7.00% 4/15/20 #	370,000	384,337
NOVA Chemicals 144A
5.00% 5/1/25 #	840,000	854,700
PQ 144A 6.75% 11/15/22 #	1,145,000	1,207,265
Rayonier AM Products 144A
5.50% 6/1/24 #	735,000	640,832
Steel Dynamics
5.50% 10/1/24	685,000	727,813
Summit Materials
6.125% 7/15/23	1,150,000	1,164,375
144A 8.50% 4/15/22 #	400,000	433,000
US Concrete 144A
6.375% 6/1/24 #	1,150,000	1,182,016
Zekelman Industries 144A
9.875% 6/15/23 #	1,670,000	1,757,675
		22,164,852
Capital Goods – 6.15%
Ardagh Finance Holdings
144A PIK 8.625%
6/15/19 #❖	417,250	431,854
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	202,250
144A 6.00% 6/30/21 #	1,240,000	1,267,900
144A 7.25% 5/15/24 #	320,000	339,200
BWAY Holding 144A
9.125% 8/15/21 #	1,477,000	1,477,000
Cloud Crane 144A
10.125% 8/1/24 #	450,000	464,625
Gardner Denver 144A
6.875% 8/15/21 #	1,879,000	1,752,167
KLX 144A 5.875% 12/1/22 #	1,100,000	1,119,250
Plastipak Holdings 144A
6.50% 10/1/21 #	1,175,000	1,210,250
Reynolds Group Issuer
8.25% 2/15/21	1,495,000	1,556,818
Signode Industrial Group
144A 6.375% 5/1/22 #	1,080,000	1,077,970
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	1,190,000	1,237,600
TransDigm 144A
6.375% 6/15/26 #	1,860,000	1,920,450

(continues)     NQ-DPT-096 [7/16] 9/16 (17511) 1

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Xerium Technologies 144A
9.50% 8/15/21 #	320,000	$319,200
		14,376,534
Consumer Cyclical – 6.70%
American Builders &
Contractors Supply 144A
5.75% 12/15/23 #	630,000	664,650
American Tire Distributors
144A 10.25% 3/1/22 #	885,000	817,519
Beacon Roofing Supply
6.375% 10/1/23	835,000	901,800
Boyd Gaming
144A 6.375% 4/1/26 #	435,000	465,994
6.875% 5/15/23	1,460,000	1,571,325
Golden Nugget Escrow 144A
8.50% 12/1/21 #	345,000	359,663
HD Supply 144A
5.75% 4/15/24 #	590,000	629,737
JC Penney 8.125% 10/1/19	1,120,000	1,176,000
L Brands
6.75% 7/1/36	570,000	600,284
6.875% 11/1/35	1,310,000	1,395,805
M/I Homes 6.75% 1/15/21	1,165,000	1,205,775
MGM Growth Properties
Operating Partnership
144A 5.625% 5/1/24 #	625,000	670,937
MGM Resorts International
6.00% 3/15/23	680,000	737,378
Mohegan Tribal Gaming
Authority 9.75% 9/1/21	2,088,000	2,252,430
Neiman Marcus Group 144A
8.00% 10/15/21 #	645,000	549,927
Penske Automotive Group
5.50% 5/15/26	1,105,000	1,093,950
Scientific Games
8.125% 9/15/18	585,000	585,000
		15,678,174
Consumer Non-Cyclical – 7.29%
Albertsons 144A
6.625% 6/15/24 #	1,115,000	1,187,475
Dean Foods 144A
6.50% 3/15/23 #	855,000	906,300
FAGE International 144A
5.625% 8/15/26 #	425,000	435,094
JBS Investments 144A
7.75% 10/28/20 #	410,000	436,650
JBS USA 144A
5.75% 6/15/25 #	1,845,000	1,808,100
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	1,600,000	1,676,000
NBTY 144A
7.625% 5/15/21 #	1,715,000	1,753,587
NES Rentals Holdings 144A
7.875% 5/1/18 #	680,000	666,400
Post Holdings 144A
7.75% 3/15/24 #	950,000	1,055,687
Prestige Brands 144A
5.375% 12/15/21 #	585,000	600,356
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	2,345,000	2,509,150
Revlon Escrow 144A
6.25% 8/1/24 #	640,000	649,600
Spectrum Brands
6.125% 12/15/24	925,000	1,003,625
SUPERVALU 7.75% 11/15/22	555,000	485,625
Team Health 144A
7.25% 12/15/23 #	810,000	884,925
US Foods 144A
5.875% 6/15/24 #	955,000	1,002,750
		17,061,324
Energy – 9.85%
Antero Resources
5.125% 12/1/22	310,000	290,625
5.375% 11/1/21	440,000	423,500
6.00% 12/1/20	205,000	203,975
Baytex Energy 144A
5.625% 6/1/24 #	640,000	508,800
Cheniere Corpus Christi
Holdings 144A
7.00% 6/30/24 #	545,000	571,569
Continental Resources
5.00% 9/15/22	550,000	517,000
Energy Transfer Equity
7.50% 10/15/20	705,000	763,163
EnLink Midstream Partners
4.15% 6/1/25	1,381,000	1,298,270
Freeport-McMoran Oil & Gas
6.50% 11/15/20	1,340,000	1,333,300
Genesis Energy
5.75% 2/15/21	665,000	661,675
6.00% 5/15/23	475,000	475,000
6.75% 8/1/22	710,000	718,875
Hilcorp Energy I
144A 5.00% 12/1/24 #	595,000	556,325
144A 5.75% 10/1/25 #	554,000	526,300

2 NQ-DPT-096 [7/16] 9/16 (17511)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Holly Energy Partners 144A
6.00% 8/1/24 #	640,000	$649,600
Laredo Petroleum
7.375% 5/1/22	555,000	542,513
Murphy Oil USA
6.00% 8/15/23	990,000	1,046,925
Newfield Exploration
5.625% 7/1/24	810,000	803,925
Noble Holding International
5.00% 3/16/18	600,000	579,480
NuStar Logistics
6.75% 2/1/21	1,075,000	1,126,063
Oasis Petroleum
6.875% 3/15/22	1,230,000	1,079,325
QEP Resources
5.25% 5/1/23	1,195,000	1,132,263
Regency Energy Partners
5.875% 3/1/22	750,000	818,934
Sabine Pass Liquefaction
144A 5.875% 6/30/26 #	475,000	488,063
Southwestern Energy
6.70% 1/23/25	640,000	624,000
Targa Resources Partners
144A 6.75% 3/15/24 #	1,075,000	1,126,063
6.875% 2/1/21	858,000	883,740
Tesoro Logistics
6.125% 10/15/21	160,000	167,016
6.375% 5/1/24	870,000	921,661
Transocean 5.05% 10/15/22	1,530,000	1,101,600
WPX Energy 7.50% 8/1/20	1,120,000	1,108,800
		23,048,348
Financials – 2.42%
Ally Financial
5.75% 11/20/25	1,660,000	1,734,700
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	485,000	501,674
8.25% 10/15/23	520,000	533,650
ESH Hospitality 144A
5.25% 5/1/25 #	1,690,000	1,690,000
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	1,190,000	1,209,337
		5,669,361
Healthcare – 8.69%
Amsurg 5.625% 7/15/22	835,000	879,881
Community Health Systems
6.875% 2/1/22	1,257,000	1,087,305
DaVita HealthCare Partners
5.00% 5/1/25	1,265,000	1,282,394
5.125% 7/15/24	1,065,000	1,101,386
HCA 5.375% 2/1/25	2,250,000	2,347,043
HealthSouth
5.75% 11/1/24	1,115,000	1,162,387
5.75% 9/15/25	680,000	705,582
Hill-Rom Holdings 144A
5.75% 9/1/23 #	1,205,000	1,263,744
IASIS Healthcare
8.375% 5/15/19	1,845,000	1,780,425
Immucor 11.125% 8/15/19	245,000	226,625
Kinetic Concepts
10.50% 11/1/18	653,000	670,141
12.50% 11/1/19	635,000	623,887
LifePoint Health
5.875% 12/1/23	1,265,000	1,337,737
Mallinckrodt International
Finance
4.75% 4/15/23	205,000	180,400
144A 5.50% 4/15/25 #	340,000	315,350
144A 5.625% 10/15/23 #	505,000	487,325
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	1,625,000	1,737,734
Tenet Healthcare
8.125% 4/1/22	1,650,000	1,711,875
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	315,000	282,516
144A 6.125% 4/15/25 #	515,000	428,737
144A 6.75% 8/15/18 #	715,000	709,637
		20,322,111
Insurance – 1.79%
HUB International
144A 7.875% 10/1/21 #	1,835,000	1,844,175
144A 9.25% 2/15/21 #	325,000	344,500
USI 144A 7.75% 1/15/21 #	1,235,000	1,253,525
XLIT 6.50% 10/29/49 ●	1,090,000	754,825
		4,197,025
Media – 10.62%
Altice Luxembourg 144A
7.75% 5/15/22 #	765,000	778,885
CCO Holdings
144A 5.375% 5/1/25 #	950,000	990,375
144A 5.50% 5/1/26 #	115,000	120,319
144A 5.75% 2/15/26 #	1,380,000	1,459,350

(continues)     NQ-DPT-096 [7/16] 9/16 (17511) 3

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	1,055,000	$1,128,850
Columbus International 144A
7.375% 3/30/21 #	495,000	530,125
CSC Holdings 5.25% 6/1/24	1,606,000	1,532,750
DISH DBS
5.875% 11/15/24	316,000	306,125
144A 7.75% 7/1/26 #	1,307,000	1,358,463
Gray Television 144A
5.875% 7/15/26 #	1,270,000	1,308,735
Lamar Media 144A
5.75% 2/1/26 #	1,040,000	1,118,000
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	680,000	714,000
Neptune Finco 144A
10.875% 10/15/25 #	330,000	386,925
Nexstar Escrow 144A
5.625% 8/1/24 #	2,010,000	2,047,687
RCN Telecom Services 144A
8.50% 8/15/20 #	715,000	751,644
SFR Group 144A
7.375% 5/1/26 #	2,640,000	2,640,000
Sinclair Television Group
144A 5.625% 8/1/24 #	1,080,000	1,119,150
Sirius XM Radio 144A
5.375% 4/15/25 #	1,080,000	1,112,065
Tribune Media
5.875% 7/15/22	1,210,000	1,240,250
Unitymedia 144A
6.125% 1/15/25 #	1,135,000	1,203,100
VTR Finance 144A
6.875% 1/15/24 #	1,570,000	1,621,025
WideOpenWest Finance
10.25% 7/15/19	1,310,000	1,370,587
		24,838,410
Services – 4.12%
Air Medical Merger Sub
144A 6.375% 5/15/23 #	1,760,000	1,707,200
BlueLine Rental Finance
144A 7.00% 2/1/19 #	1,130,000	1,045,250
GEO Group
5.125% 4/1/23	265,000	266,987
5.875% 10/15/24	610,000	628,300
6.00% 4/15/26	805,000	828,144
GFL Environmental 144A
9.875% 2/1/21 #	760,000	828,400
Mattamy Group 144A
6.50% 11/15/20 #	780,000	775,125
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	680,000	691,900
United Rentals North America
5.50% 7/15/25	745,000	768,661
5.75% 11/15/24	920,000	959,100
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	335,000	192,625
XPO Logistics 144A
6.50% 6/15/22 #	960,000	955,200
		9,646,892
Technology & Electronics – 5.53%
CommScope 144A
5.50% 6/15/24 #	430,000	448,813
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	690,000	731,400
Diamond 1 Finance 144A
8.10% 7/15/36 #	875,000	999,600
Entegris 144A
6.00% 4/1/22 #	1,005,000	1,038,919
First Data
144A 5.75% 1/15/24 #	200,000	201,746
144A 7.00% 12/1/23 #	2,650,000	2,736,125
Infor Software Parent
144A PIK 7.125%
5/1/21 #❆	300,000	282,750
Infor US 6.50% 5/15/22	1,465,000	1,457,675
Micron Technology
144A 5.25% 8/1/23 #	640,000	576,000
144A 7.50% 9/15/23 #	530,000	580,848
Microsemi 144A
9.125% 4/15/23 #	1,240,000	1,413,600
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	1,140,000	1,238,325
Solera 144A
10.50% 3/1/24 #	725,000	786,175
Western Digital 144A
10.50% 4/1/24 #	390,000	440,213
		12,932,189
Telecommunications – 7.77%
CenturyLink
6.75% 12/1/23	1,140,000	1,189,875
7.50% 4/1/24	290,000	310,300

4 NQ-DPT-096 [7/16] 9/16 (17511)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	860,000	$868,600
Cogent Communications
Group 144A
5.375% 3/1/22 #	340,000	350,200
Digicel
144A 6.00% 4/15/21 #	250,000	233,437
144A 6.75% 3/1/23 #	625,000	582,500
Digicel Group 144A
8.25% 9/30/20 #	1,570,000	1,440,475
Frontier Communications
10.50% 9/15/22	1,235,000	1,338,431
11.00% 9/15/25	995,000	1,065,894
Level 3 Financing
5.375% 5/1/25	1,070,000	1,127,513
Sable International Finance
144A 6.875% 8/1/22 #	585,000	602,550
Sprint
7.125% 6/15/24	760,000	675,488
7.25% 9/15/21	665,000	623,856
7.875% 9/15/23	430,000	394,796
Sprint Communications
144A 7.00% 3/1/20 #	425,000	453,156
7.00% 8/15/20	865,000	825,902
144A 9.00% 11/15/18 #	660,000	717,750
T-Mobile USA
6.00% 3/1/23	645,000	684,339
6.00% 4/15/24	245,000	262,075
6.375% 3/1/25	790,000	848,263
6.50% 1/15/26	473,000	514,033
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	1,215,000	1,218,037
Wind Acquisition Finance
144A 7.375% 4/23/21 #	970,000	967,575
Zayo Group 6.00% 4/1/23	835,000	872,575
		18,167,620
Utilities – 3.48%
AES
5.50% 4/15/25	1,055,000	1,085,331
6.00% 5/15/26	60,000	63,300
AmeriGas Partners
5.875% 8/20/26	1,470,000	1,541,663
Calpine
5.50% 2/1/24	385,000	385,963
5.75% 1/15/25	1,570,000	1,573,925
Dynegy
7.375% 11/1/22	105,000	103,425
7.625% 11/1/24	1,500,000	1,462,500
Emera 6.75% 6/15/76 ●	1,115,000	1,207,559
Enel 144A
8.75% 9/24/73 #●	620,000	719,975
		8,143,641
Total Corporate Bonds (cost $199,010,802)		204,896,212

Senior Secured Loans – 5.93%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	1,279,934	1,191,939
Amaya Holdings 1st Lien
5.00% 8/1/21	1,154,171	1,143,557
Applied Systems Tranche 2nd
Lien 7.50% 1/23/22 @	1,719,892	1,728,492
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,221,155	1,214,669
Blue Ribbon Tranche 1st Lien
5.00% 11/13/21	678,300	682,539
Flint Group 2nd Lien
8.25% 9/7/22 @	700,000	658,000
FMG Resources August 2006
1st Lien 4.25% 6/30/19	1,159,640	1,138,168
Frank Russell Tranche B 1st
Lien 6.75% 6/1/23	659,000	622,343
Immucor Tranche B2 1st Lien
5.00% 8/17/18	937,571	911,007
KIK Custom Products 1st Lien
6.00% 8/26/22 @	735,159	733,014
KRATON Polymers Tranche B
1st Lien 6.00% 1/6/22	215,000	214,059
Marina District Finance
Tranche B 1st Lien
6.50% 8/15/18	521,496	522,365
Mohegan Tribal Gaming
Authority Tranche B 1st
Lien 5.50% 6/15/18	716,220	716,332
Neiman Marcus Group 1st
Lien 4.25% 10/25/20	319,182	301,208
Solera Tranche B 1st Lien
5.75% 3/3/23	399,000	402,776
Stardust Finance Holdings
2nd Lien 10.50% 3/13/23	560,000	555,100
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @	584,865	582,672

(continues)     NQ-DPT-096 [7/16] 9/16 (17511) 5

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Windstream Services Tranche
B6 1st Lien
5.75% 3/29/21	547,628	$552,419
Total Senior Secured Loans
(cost $13,586,079)		13,870,659

	Number of
	shares
Common Stock – 0.00%
Century Communications @=†	60,000	0
Total Common Stock (cost $1,816)		0

Preferred Stock – 1.20%
Bank of America 6.50% ●	1,335,000	1,459,322
GMAC Capital Trust I
6.411% ●	7,000	177,940
Morgan Stanley 5.55% ●	1,150,000	1,165,812
Total Preferred Stock (cost $2,716,481)		2,803,074

	Principal
	amount°
Short-Term Investments – 5.42%
Repurchase Agreements – 5.42%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$3,600,607 (collateralized
by U.S. government
obligations 3.375%
5/15/44; market value
$3,672,532)	3,600,520	3,600,520
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$6,000,996 (collateralized
by U.S. government
obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $6,120,884)	6,000,866	6,000,866
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$3,090,699 (collateralized
by U.S. government
obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $3,152,426)	3,090,614	3,090,614
		12,692,000
Total Short-Term Investments
(cost $12,692,000)		12,692,000

Total Value of Securities – 100.33%
(cost $228,471,701)		234,736,185

Liabilities Net of Receivables and Other
Assets – (0.33%)		(769,841)
Net Assets Applicable to 30,364,109 Shares
Outstanding – 100.00%		$233,966,344
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2016, the aggregate value of Rule 144A securities was $114,917,435,which represents 49.12% of the Fund’s net assets.
@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $4,570,778, which represents 1.95% of the Fund’s net assets.
✤	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of July 31, 2016. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2016.

PIK – Payment-in-kind

6 NQ-DPT-096 [7/16] 9/16 (17511)

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$228,471,701
Aggregate unrealized appreciation of investments	$7,894,259
Aggregate unrealized depreciation of investments	(1,629,775)
Net unrealized appreciation of investments	$6,264,484

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-DPT-096 [7/16] 9/16 (17511) 7

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$205,370,452	$—	$205,370,452
Senior Secured Loans	—	13,870,659	—	13,870,659
Common Stock	—	—	—	—
Preferred Stock[1]	177,940	2,625,134	—	2,803,074
Short-Term Investments	—	12,692,000	—	12,692,000
Total Value of Securities	$177,940	$234,558,245	$—	$234,736,185

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	6.35%	93.65%	100.00%

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [7/16] 9/16 (17511)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.67%Δ
Australia – 1.43%
QBE Insurance Group	671,135	$5,595,019
		5,595,019
Denmark – 0.92%
ISS	93,846	3,619,253
		3,619,253
France – 6.31%
Cie de Saint-Gobain	204,211	8,652,869
GDF Suez VVPR Strip @=†	101,871	0
Sanofi	139,333	11,862,212
Societe Generale	122,398	4,181,176
		24,696,257
Germany – 10.43%
Allianz	55,864	8,013,099
Daimler	100,310	6,820,755
RWE †	362,563	6,447,019
SAP	128,529	11,267,158
Telefonica Deutschland
Holding	2,027,399	8,273,207
		40,821,238
Italy – 2.19%
Eni	559,650	8,559,421
		8,559,421
Japan – 19.01%
Canon	336,600	9,682,178
Honda Motor	402,400	11,206,151
Hoya	93,400	3,363,993
Kirin Holdings	729,800	12,638,375
Mitsubishi Electric	477,000	5,691,650
NTT DOCOMO	112,800	3,039,581
Seven & i Holdings	16,300	687,400
Shin-Etsu Chemical	35,900	2,485,398
Takeda Pharmaceutical	265,400	11,933,701
Tokio Marine Holdings	212,600	8,417,739
Tokyo Electron	59,200	5,238,563
		74,384,729
Netherlands – 2.51%
Koninklijke Ahold Delhaize †	411,704	9,831,678
		9,831,678
Singapore – 6.52%
Ascendas Real Estate
Investment Trust	951,100	1,738,044
Sembcorp Industries	1,153,900	2,384,055
Singapore
Telecommunications	3,913,100	12,200,163
United Overseas Bank	676,119	9,178,314
		25,500,576
Spain – 5.49%
Banco Santander	449,605	1,907,086
Iberdrola	1,579,614	10,852,125
Telefonica	888,514	8,709,769
		21,468,980
Sweden – 4.46%
Ericsson Class B	840,940	6,269,951
Telia	2,450,837	11,184,432
		17,454,383
Switzerland – 13.72%
ABB †	621,713	13,214,288
Nestle	144,730	11,602,890
Novartis	99,082	8,209,126
Syngenta	29,117	11,449,122
Zurich Insurance Group †	38,359	9,217,717
		53,693,143
United Kingdom – 25.68%
Amec Foster Wheeler	556,350	3,283,168
BP	2,262,955	12,783,764
G4S	2,549,775	6,286,693
GlaxoSmithKline	627,144	14,010,294
J Sainsbury	457,883	1,359,225
Kingfisher	1,713,077	7,624,499
Lloyds Banking Group	12,728,108	8,953,125
National Grid	694,536	9,954,759
Pearson	447,658	5,225,435
Royal Dutch Shell Class B	511,356	13,548,617
Tesco †	3,692,492	7,623,452
Unilever	209,889	9,815,271
		100,468,302
Total Common Stock
(cost $401,758,465)		386,092,979

(continues)     NQ-DPT-094 [7/16] 9/16 (17512) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.32%
Discount Notes – 0.09%≠
Federal Home Loan Bank
0.241% 8/10/16	87,221	$87,217
0.271% 8/29/16	146,879	146,859
0.283% 8/26/16	75,908	75,899
0.318% 9/7/16	28,368	28,361
0.322% 9/19/16	19,791	19,785
		358,121
Repurchase Agreements – 0.23%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $256,740
(collateralized by U.S.
government obligations
3.375% 5/15/44;
market value $261,869)	256,734	256,734
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $427,900
(collateralized by U.S.
government obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $436,448)	427,890	427,890
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $220,382
(collateralized by U.S.
government obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $224,783)	220,376	220,376
		905,000
Total Short-Term Investments
(cost $1,263,093)		1,263,121

Total Value of
Securities – 98.99%
(cost $403,021,558)		387,356,100

Receivables and Other Assets Net of
Liabilities – 1.01%		3,948,380
Net Assets Applicable to 30,107,565 Shares
Outstanding – 100.00%		$391,304,480
____________________
@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(87,749)	USD	97,485	8/1/16	$(629)
BNYM	GBP	93,770	USD	(123,580)	8/1/16	525
						$(104)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [7/16] 9/16 (17512)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$403,021,558
Aggregate unrealized appreciation of investments	$52,958,087
Aggregate unrealized depreciation of investments	(68,623,545)
Net unrealized depreciation of investments	$(15,665,458)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-094 [7/16] 9/16 (17512) 3

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$386,092,979	$—	$—	$386,092,979
Short-Term Investments	—	1,263,121	—	1,263,121
Total Value of Securities	$386,092,979	$1,263,121	$—	$387,356,100
Foreign Currency Exchange
Contracts	$—	$(104)	$—	$(104)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [7/16] 9/16 (17512)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.52%✧
Consumer Discretionary – 20.75%
eBay †	352,348	$10,979,164
L Brands	118,004	8,720,496
Liberty Global Class A †	43,182	1,369,301
Liberty Global Class C †	166,045	5,139,093
Liberty Global LiLac Class A †	0	6
Liberty Interactive QVC Group
Class A †	471,221	12,633,435
Nielsen Holdings	134,617	7,250,472
Quintiles Transnational
Holdings †	60,544	4,700,636
TripAdvisor †	124,141	8,686,146
		59,478,749
Consumer Staples – 3.85%
Walgreens Boots Alliance	139,272	11,037,306
		11,037,306
Financial Services – 22.99%
Crown Castle International	144,103	13,982,314
Intercontinental Exchange	37,298	9,854,132
MasterCard Class A	125,173	11,921,476
PayPal Holdings †	383,796	14,292,563
Visa Class A	202,999	15,844,072
		65,894,557
Healthcare – 19.01%
Allergan †	55,049	13,924,644
Biogen †	38,731	11,229,279
Celgene †	137,306	15,404,360
DENTSPLY SIRONA	106,109	6,795,220
Novo Nordisk ADR	125,299	7,138,284
		54,491,787
Information Technology – 30.92%
Alphabet Class A †	14,092	11,151,563
Alphabet Class C †	11,347	8,723,460
Electronic Arts †	168,720	12,876,710
Equinix	18,326	6,833,216
Facebook Class A †	93,232	11,555,174
IMS Health Holdings †	77,009	2,311,810
Intuit	57,569	6,389,583
Microsoft	238,809	13,535,694
QUALCOMM	243,436	15,234,225
		88,611,435
Total Common Stock (cost $223,787,071)		279,513,834

Short-Term Investments – 3.23%
Discount Notes – 1.77%≠
Federal Home Loan Bank
0.163% 8/3/16	256,822	256,820
0.171% 8/5/16	487,176	487,164
0.241% 8/10/16	1,414,607	1,414,545
0.271% 8/29/16	411,022	410,965
0.282% 8/26/16	1,473,997	1,473,816
0.318% 9/7/16	460,084	459,970
0.322% 9/19/16	325,498	325,391
0.375% 9/21/16	21,688	21,680
0.376% 9/23/16	26,456	26,446
0.464% 8/15/16	203,661	203,647
		5,080,444
Repurchase Agreements – 1.46%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$1,181,857 (collateralized
by U.S. government
obligations
3.375% 5/15/44;
market value $1,205,466)	1,181,828	1,181,828
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$1,969,757 (collateralized
by U.S. government
obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $2,009,108)	1,969,714	1,969,714
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price
$1,014,486 (collateralized
by U.S. government
obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $1,034,747)	1,014,458	1,014,458
		4,166,000
Total Short-Term Investments
(cost $9,246,110)		9,246,444

(continues)     NQ-DPT-192 [7/16] 09/16 (17513) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Total Value of
Securities – 100.75%
(cost $233,033,181)	$288,760,278

Liabilities Net of Receivables and Other
Assets – (0.75%)	(2,146,772)
Net Assets Applicable to 20,088,761 Shares
Outstanding - 100.00%	$286,613,506
____________________
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

2 NQ-DPT-192 [7/16] 09/16 (17513)

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$233,033,181
Aggregate unrealized appreciation of
investments	$63,617,175
Aggregate unrealized depreciation of
investments	(7,890,078)
Net unrealized appreciation of
investments	$55,727,097

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-192 [7/16] 09/16 (17513) 3

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$279,513,834	$—	$279,513,834
Short-Term Investments	—	9,246,444	9,246,444
Total Value of Securities	$279,513,834	$9,246,444	$288,760,278

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is primarily traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

On May 19, 2016, the Portfolio’s Board of Trustees approved an Agreement and Plan of Reorganization of The Large-Cap Growth Equity Portfolio with and into Jackson Square Large-Cap Growth Fund (the “Reorganization”). At a meeting on Sept. 12, 2016, the Portfolio’s shareholders approved the Reorganization, and the Reorganization was completed on Sept. 19, 2016.

Management has determined that no other material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s financial statements.

4 NQ-DPT-192 [7/16] 09/16 (17513)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.95%
Consumer Discretionary – 6.28%
Johnson Controls	155,900	$7,158,928
Lowe’s	84,000	6,911,520
		14,070,448
Consumer Staples – 11.91%
Archer-Daniels-Midland	156,900	7,073,052
CVS Health	70,400	6,527,488
Kraft Heinz	75,733	6,542,574
Mondelez International	148,200	6,517,836
		26,660,950
Energy – 12.95%
Chevron	65,200	6,681,696
ConocoPhillips	161,600	6,596,512
Halliburton	151,800	6,627,588
Marathon Oil	175,000	2,387,000
Occidental Petroleum	89,800	6,710,754
		29,003,550
Financials – 12.31%
Allstate	98,100	6,703,173
Bank of New York Mellon	177,600	6,997,440
BB&T	194,100	7,156,467
Marsh & McLennan	101,800	6,693,350
		27,550,430
Healthcare – 19.64%
Abbott Laboratories	51,096	2,286,546
Cardinal Health	85,400	7,139,440
Express Scripts Holding †	87,610	6,664,493
Johnson & Johnson	55,600	6,962,788
Merck	115,400	6,769,364
Pfizer	189,211	6,979,994
Quest Diagnostics @	83,100	7,176,516
		43,979,141
Industrials – 9.06%
Northrop Grumman	30,800	6,672,204
Raytheon	49,600	6,920,688
Waste Management	101,100	6,684,732
		20,277,624
Information Technology – 12.35%
CA @	203,936	7,066,382
Cisco Systems	233,600	7,131,808
Intel	204,100	7,114,926
Xerox @	615,100	6,335,530
		27,648,646
Materials – 3.30%
EI du Pont de Nemours	106,900	7,394,273
		7,394,273
Telecommunications – 6.13%
AT&T	160,400	6,943,716
Verizon Communications	122,300	6,776,643
		13,720,359
Utilities – 3.02%
Edison International	87,400	6,763,012
		6,763,012
Total Common Stock (cost $199,615,876)		217,068,433

	Principal
	amount°
Short-Term Investments – 3.59%
Discount Notes – 3.10%≠
Federal Home Loan Bank
0.162% 8/3/16	196,035	196,033
0.162% 8/5/16	2,631,969	2,631,900
0.241% 8/10/16	1,823,320	1,823,240
0.271% 8/29/16	158,566	158,544
0.284% 8/26/16	1,222,771	1,222,621
0.318% 9/7/16	593,013	592,866
0.322% 9/19/16	204,011	203,944
0.464% 8/15/16	117,216	117,207
		6,946,355
Repurchase Agreements – 0.49%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $309,223
(collateralized by U.S.
government obligations
3.375% 5/15/44;
market value $315,400)	309,216	309,216
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $515,371
(collateralized by U.S.
government obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $525,667)	515,359	515,359

(continues)     NQ-DPT-029 [7/16] 9/16 (17514) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $265,432
(collateralized by U.S.
government obligations
0.00%-4.250%
8/31/19-11/15/40; market
value $270,733)	265,425	$265,425
		1,090,000

Total Short-Term Investments
(cost $8,036,074)		8,036,355

Total Value of
Securities – 100.54%
(cost $207,651,950)		225,104,788
Liabilities Net of Receivables and Other
Assets – (0.54%)		(1,212,709)
Net Assets Applicable to 8,199,051 Shares
Outstanding – 100.00%		$223,892,079
____________________

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $20,578,428, which represents 9.19% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2 NQ-DPT-029 [7/16] 9/16 (17514)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust (Trust) – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$207,651,950
Aggregate unrealized appreciation of
investments	$26,317,202
Aggregate unrealized depreciation of
investments	(8,864,364)
Net unrealized appreciation of
investments	$17,452,838

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-DPT-029 [7/16] 9/16 (17514) 3

(Unaudited)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$217,068,433	$—	$217,068,433
Short-Term Investments	—	8,036,355	8,036,355
Total Value of Securities	$217,068,433	$8,036,355	$225,104,788

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [7/16] 9/16 (17514)

Schedule of investments
Delaware REIT Fund	July 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.61%
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @	1,069,000	$1,084,372
Total Convertible Bond (cost $997,511)		1,084,372

	Number of shares
Common Stock – 96.16%
Diversified REITs – 6.39%
CoreSite Realty	17,600	1,452,528
Digital Realty Trust	8,100	846,126
GEO Group	34,700	1,200,967
Vornado Realty Trust	55,832	5,996,357
Washington Real Estate Investment Trust	54,251	1,860,267
		11,356,245
Healthcare REITs – 5.71%
Care Capital Properties	18,949	560,511
Healthcare Realty Trust	56,700	2,050,272
Ventas	63,577	4,842,024
Welltower	33,925	2,691,270
		10,144,077
Hotel REITs – 4.08%
Host Hotels & Resorts	250,364	4,441,457
Pebblebrook Hotel Trust	32,113	952,150
Sunstone Hotel Investors	139,543	1,855,922
		7,249,529
Industrial REITs – 6.94%
DCT Industrial Trust	71,851	3,608,357
First Industrial Realty Trust	129,100	3,804,577
Prologis	90,409	4,926,386
		12,339,320
Information Technology – 3.92%
Equinix	18,700	6,972,669
		6,972,669
Mall REITs – 15.10%
General Growth Properties	217,723	6,956,250
Macerich	4,600	410,504
Simon Property Group	77,558	17,608,768
Taubman Centers	23,000	1,861,160
		26,836,682
Manufactured Housing REIT – 1.14%
Equity LifeStyle Properties	24,736	2,034,289
		2,034,289
Multifamily REITs – 13.20%
American Campus Communities	35,995	1,946,250

NQ-095 [7/16] 9/16 (17520)     1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
Apartment Investment & Management	79,300	$3,645,421
AvalonBay Communities	28,651	5,319,058
Equity Residential	73,323	4,985,231
Essex Property Trust	6,427	1,503,147
Post Properties	31,100	1,977,649
UDR	109,400	4,072,962
		23,449,718
Office REITs – 14.46%
Alexandria Real Estate Equities	52,656	5,913,269
Boston Properties	29,074	4,132,288
Columbia Property Trust	30,200	733,860
Douglas Emmett	41,900	1,593,876
Empire State Realty Trust	113,600	2,384,464
Equity Commonwealth @†	101,600	3,050,032
Hudson Pacific Properties	72,700	2,457,987
Mack-Cali Realty	105,000	2,961,000
SL Green Realty	21,030	2,477,755
		25,704,531
Office/Diversified REIT – 0.73%
Liberty Property Trust	31,300	1,295,194
		1,295,194
Office/Industrial REIT – 3.53%
Duke Realty	217,800	6,270,462
		6,270,462
Self-Storage REITs – 4.52%
CubeSmart	67,121	1,994,165
Extra Space Storage	20,700	1,780,614
Public Storage	17,802	4,253,254
		8,028,033
Shopping Center REITs – 12.48%
Brixmor Property Group	76,300	2,166,920
DDR	141,975	2,802,587
Equity One	109,200	3,633,084
Federal Realty Investment Trust	18,900	3,207,330
Kimco Realty	94,579	3,035,986
Regency Centers	38,119	3,237,447
Retail Properties of America	92,000	1,621,960
Urban Edge Properties	82,600	2,470,566
		22,175,880
Single Tenant REITs – 3.96%
National Retail Properties	39,100	2,078,556

2     NQ-095 [7/16] 9/16 (17520)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Single Tenant REITs (continued)
Spirit Realty Capital	228,232	$3,119,931
STORE Capital	58,900	1,837,090
		7,035,577
Total Common Stock (cost $145,275,033)		170,892,206

	Principal amount°	Value (U.S. $)
Short-Term Investments – 5.21%
Discount Notes – 3.88%≠
Federal Home Loan Bank
0.163% 8/3/16	719,998	719,991
0.181% 8/5/16	1,562,318	1,562,277
0.241% 8/10/16	1,029,562	1,029,517
0.271% 8/29/16	535,329	535,255
0.281% 8/26/16	1,663,364	1,663,160
0.318% 9/7/16	334,853	334,770
0.322% 9/19/16	576,337	576,148
0.375% 9/21/16	148,197	148,136
0.376% 9/23/16	180,773	180,708
0.464% 8/15/16	149,303	149,293
		6,899,255
Repurchase Agreements – 1.33%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $668,376 (collateralized by U.S.
government obligations 3.375% 5/15/44;
market value $681,727)	668,360	668,360
Bank of Montreal
0.26%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $1,113,957 (collateralized by U.S.
government obligations 0.125%-3.125%
2/15/19–11/15/45; market value $1,136,212)	1,113,933	1,113,933
BNP Paribas
0.33%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $573,723 (collateralized by U.S.
government obligations 0.00%–4.250%
8/31/19–11/15/40; market value $585,181)	573,707	573,707
		2,356,000
Total Short-Term Investments (cost $9,254,832)		9,255,255
Total Value of Securities – 101.98%
(cost $155,527,376)		181,231,833
Liabilities Net of Receivables and Other Assets – (1.98%)		(3,512,606)
Net Assets Applicable to 11,155,327 Shares Outstanding – 100.00%		$177,719,227

NQ-095 [7/16] 9/16 (17520)     3

Schedule of investments
Delaware REIT Fund (Unaudited)

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $4,134,404, which represents 2.33% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

4     NQ-095 [7/16] 9/16 (17520)

Notes
Delaware REIT Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$155,527,376
Aggregate unrealized appreciation of investments	$26,252,094
Aggregate unrealized depreciation of investments	(547,637)
Net unrealized appreciation of investments	$25,704,457

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-095 [7/16] 9/16 (17520)     5

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Convertible Bond	$—	$1,084,372	$1,084,372
Common Stock	170,892,206	—	170,892,206
Short-Term Investments	—	9,255,255	9,255,255
Total Value of Securities	$170,892,206	$10,339,627	$181,231,833

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-095 [7/16] 9/16 (17520)

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.35%✧
Consumer Discretionary – 22.64%
eBay †	120,014	$3,739,636
L Brands	41,750	3,085,325
Liberty Interactive QVC Group
Class A †	160,841	4,312,147
Sally Beauty Holdings †	128,729	3,775,622
TripAdvisor †	48,955	3,425,381
		18,338,111
Consumer Staples – 2.99%
Walgreens Boots Alliance	30,564	2,422,197
		2,422,197
Financial Services – 22.23%
Crown Castle International	47,002	4,560,604
Intercontinental Exchange	17,196	4,543,183
PayPal Holdings †	106,026	3,948,408
Visa Class A	63,534	4,958,829
		18,011,024
Healthcare – 14.79%
Allergan †	16,704	4,225,277
Biogen †	11,101	3,218,513
Celgene †	40,466	4,539,881
		11,983,671
Information Technology – 31.68%
Alphabet Class A †	3,812	3,016,588
Alphabet Class C †	3,821	2,937,547
Electronic Arts †	65,191	4,975,377
Microsoft	107,958	6,119,060
QUALCOMM	94,840	5,935,087
VeriFone Systems †	139,701	2,676,671
		25,660,330
Office REIT – 5.02%
Equity Commonwealth @†	135,513	4,068,100
		4,068,100
Total Common Stock (cost $59,317,279)		80,483,433

	Principal
	Amount°
Short-Term Investments – 0.62%
Discount Notes – 0.22%≠
Federal Home Loan Bank
0.271% 8/29/16	66,436	$66,427
0.278% 8/26/16	41,282	41,277
0.464% 8/15/16	74,711	74,706
		182,410
Repurchase Agreements – 0.40%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $91,349
(collateralized by U.S.
government obligations
3.375% 5/15/44;
market value $93,173)	91,346	91,346
Bank of Montreal
0.26%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $152,247
(collateralized by U.S.
government obligations
0.125%–3.125%
2/15/19–11/15/45; market
value $155,289)	152,244	152,244
BNP Paribas
0.33%, dated 7/29/16, to
be repurchased on 8/1/16,
repurchase price $78,412
(collateralized by U.S.
government obligations
0.00%–4.250%
8/31/19–11/15/40; market
value $79,978)	78,410	78,410
		322,000
Total Short-Term Investments
(cost $504,391)		504,410

Total Value of
Securities – 99.97%
(cost $59,821,670)		80,987,843

Receivables and Other Assets Net of
Liabilities – 0.03%		22,892
Net Assets Applicable to 11,628,844 Shares
Outstanding – 100.00%		$81,010,735
____________________

@	Illiquid security. At July 31, 2016,the aggregate value of illiquid securities was $4,068,100, which represents 5.02% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

(continues)      NQ-DPT-198 [7/16] 9/16 (17515)     1

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT - Real Estate Investment Trust

2     NQ-DPT-198 [7/16] 9/16 (17515)

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of Investments	$59,821,670
Aggregate unrealized appreciation of investments	$22,944,959
Aggregate unrealized depreciation of investments	(1,778,786)
Net unrealized appreciation of investments	$2,041,694

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-DPT-198 [7/16] 9/16 (17515)     3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$80,483,433	$—	$80,483,433
Short-Term Investments	—	504,410	504,410
Total Value of Securities	$80,483,433	$504,410	$80,987,843

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

On May 19, 2016, the Portfolio’s Board of Trustees approved an Agreement and Plan of Reorganization of The Select 20 Portfolio with and into Jackson Square Select 20 Growth Fund (the “Reorganization”). At a meeting on Sept. 12, 2016, the Portfolio’s shareholders approved the Reorganization, and the Reorganization was completed on Sept. 19, 2016.

Management has determined that no other material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Portfolio’s financial statements.

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: